UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	January 31, 2006

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 93.4%
Alabama – 1.1%
Greenville Alabama GO Bonds Refunding Warrants Series 2005 (XLCA) (AAA/Aaa)
$710,000	5.00%	01/01/2009	$740,814
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/A2)
4,000,000	5.00	01/01/2008	4,106,880

			4,847,694

Arizona – 0.1%
University Medical Center Corp. Hospital RB Series 2004 (BBB+/Baa1)
500,000	5.00	07/01/2006	502,945

Arkansas – 0.8%
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (Aaa)
2,250,000	4.00	07/01/2016	2,249,303
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
1,000,000	5.00	02/01/2011	1,041,650

			3,290,953

California – 8.7%
Alameda County Certificates of Participation Refunding for Santa Rita Jail Project Series 1993 (ETM) (MBIA) (AAA/Aaa)
4,015,000	5.38	06/01/2009	4,127,581
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A-/A3)(a)
3,785,000	4.45	07/01/2011	3,859,640
California Health Facilities Financing Authority RB for Catholic West Series 2004 H (A-/A3)(b)
340,000	4.45	07/01/2011	355,446
California State Department of Water Resource Power Supply RB Series 2002 A (FSA) (AAA/Aaa)
1,250,000	5.25	05/01/2011	1,352,050
California State GO Bonds Series 2004 (A/A2)
4,500,000	4.00	02/01/2009	4,567,275
1,000,000	4.00	02/01/2010	1,016,620
California State GO Bonds Variable Purpose Series 2004 (A/A2)
6,500,000	5.00	04/01/2011	6,915,350
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
275,000	5.00	07/01/2006	276,350
1,160,000	5.00	07/01/2007	1,178,270
1,000,000	5.00	07/01/2008	1,029,230
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+/A3)(a)
1,975,000	3.85	06/01/2012	1,955,230
Del Mar Race Track Authority RB Series 2005
620,000	4.00	08/15/2006	621,519
1,000,000	5.00	08/15/2008	1,029,680

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (ETM) (AAA/Aaa)
$2,000,000	5.00%	06/01/2010	$2,125,200
Kings River Conservation District Revenue COPS for Partnership Peaking Project Series 2004 (Baa1)
1,000,000	5.00	05/01/2007	1,015,980
1,000,000	4.00	05/01/2008	1,004,860
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
4,875,000	5.25	06/01/2027	4,971,282

			37,401,563

Colorado – 1.7%
Colorado Department of Transportation RANS RB Series A (MBIA) (AAA/Aaa)
1,000,000	5.50	06/15/2006	1,008,290
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
250,000	4.50	12/01/2007	253,223
400,000	4.50	12/01/2008	405,920
500,000	4.50	12/01/2009	509,835
500,000	5.00	12/01/2010	518,250
Colorado Health Facilities Authority RB for Evangelical Lutheran Series 2005 (A-/A3)
255,000	5.00	06/01/2008	263,007
275,000	5.00	06/01/2009	286,170
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding & Improvement Series 2003 (Radian) (AA)
430,000	3.25	12/01/2006	430,021
440,000	3.50	12/01/2007	436,093
455,000	4.00	12/01/2008	457,280
480,000	4.00	12/01/2009	481,162
East Quincy Highlands Metropolitan District GO Bonds Series 2002 (LOC-U.S. Bank N.A.) (Aa1)(a)(b)
2,230,000	2.25	12/01/2006	2,211,892

			7,261,143

Delaware – 0.1%
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
605,000	5.00	06/01/2009	625,552

Florida – 3.6%
Florida State Board Education GO Bonds for Public Education Series 1998 B (AAA/Aa1)
2,000,000	6.00	06/01/2006	2,017,960
Highlands County Florida Health Facilities Authority RB for Adventist Health/Sunbelt Hospital Series 2002 (A+/A2)(a)
2,450,000	3.95	09/01/2012	2,433,120
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health Hospital Series 2005 B (A+/A2)
400,000	5.00	11/15/2008	413,612
500,000	5.00	11/15/2009	521,290

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Huntington Community Development District RB for Special Assessment Series 2004 B
$5,290,000	5.00%	05/01/2009	$5,277,092
Leesburg Florida Hospital RB for Leesburg Regional Medical Center Project Series 2003 A (BBB+/Baa1)
1,820,000	5.00	07/01/2008	1,860,531
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
300,000	2.00	05/01/2006	297,744
610,000	2.38	05/01/2007	589,992
625,000	2.80	05/01/2008	599,575
300,000	3.00	05/01/2009	285,516
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
895,000	5.00	05/01/2009	895,009
Tampa Palms Florida Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
405,000	3.13	05/01/2009	401,837

			15,593,278

Georgia – 2.9%
Atlanta Georgia RB for Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa)(b)
2,500,000	5.50	01/01/2010	2,709,700
Atlanta Georgia Water & Sewer RB Second Lien Series 1997 (FGIC) (AAA/Aaa)(b)
3,875,000	5.40	01/01/2007	3,987,762
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.85	06/01/2009	1,411,452
Downtown Savannah Authority RB Refunding for Public Improvement Series 2005 (AA/A1)
1,530,000	4.00	01/01/2007	1,539,088
2,760,000	4.00	01/01/2008	2,788,787

			12,436,789

Idaho – 0.6%
Boise-Kuna Idaho Irrigation District RB (AMBAC) (AAA/Aaa)
2,750,000	5.00	07/01/2006	2,769,470

Illinois – 3.5%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvements Series 2000 (XLCA) (AAA/Aaa)(b)
4,610,000	5.65	01/01/2011	5,038,868
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
1,000,000	6.50	12/01/2006	1,021,480
Illinois Development Finance Authority RB for Revolving Fund Master Trust Series 2002 (Aaa)
2,500,000	5.00	03/01/2007	2,545,375

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (ETM) (AAA)
$1,500,000	7.00%	07/01/2007	$1,545,375
Illinois Health Facilities Authority RB for Hospital Sisters Services Inc. Series 1998 A (MBIA) (Aaa)
4,375,000	5.25	06/01/2009	4,578,831
Metropolitan Pier and Exposition Authority Hospitality Facilities RB for McCormick Place Series 1996 (ETM) (AAA/Aaa)
255,000	5.75	07/01/2006	257,726

			14,987,655

Indiana – 1.6%
Indiana Health Facilities Financing Authority Hospital RB for Clarian Health Partners Inc. Series 1996 A (A+/A2)(b)
1,500,000	5.50	02/15/2007	1,561,920
Indiana Health Facilities Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
500,000	5.50	08/01/2006	503,340
Lawrenceburg Indiana PCRB for Indiana Michigan Power Co. Project Series 2003 F (BBB/Baa2)(a)
5,000,000	2.63	10/01/2006	4,956,400

			7,021,660

Kansas – 1.3%
Burlington Kansas PCRB Refunding Kansas Gas & Electric Co. Project Series 2004 B (MBIA) (AAA/Aaa)(a)
4,500,000	2.65	06/01/2006	4,488,390
Kansas State Development Finance Authority Health Facilities RB for Hays Medical Center Inc. Series 2005 L (A2)
425,000	4.00	11/15/2008	429,110
500,000	5.25	11/15/2010	530,735

			5,448,235

Kentucky – 2.3%
Kentucky Association of Counties Advanced Revenue Program TRANS COPS Series 2005 (LOC JP Morgan Chase & Co.) (SP-1+)
8,000,000	4.00	06/30/2006	8,020,000
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)
1,775,000	5.25	10/01/2007	1,826,652

			9,846,652

Louisiana – 3.9%
City of New Orleans GO Bond for Public Improvement Series 1999 (FSA) (AAA/Aaa)(b)
3,390,000	5.88	11/01/2009	3,683,710
Ernest N. Morial - Exhibit Hall Authority Special Tax Series 2003 A (AMBAC) (AAA/Aaa)
1,080,000	5.00	07/15/2007	1,098,252

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Louisiana – (continued)
Jefferson Parish Hospital Service District No. 001 RB for West Jefferson Medical Center Series 1998 A (FSA) (AAA/Aaa)
$1,755,000	5.00%	01/01/2008	$1,800,911
Livingston Parish Louisiana RB Certificates Indbt Series 2005
2,500,000	4.75	05/01/2015	2,470,375
Morehouse Parish PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
800,000	5.25	11/15/2013	828,344
New Orleans Sewer Services RB BANS Series 2005 (SP-3)
5,490,000	3.00	07/26/2006	5,428,567
State of Louisiana GO Bond Series 2004 A (AMBAC) (AAA/Aaa)
1,450,000	5.00	10/15/2008	1,505,491

			16,815,650

Massachusetts – 1.5%
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
445,000	5.00	08/15/2010	464,967
780,000	5.00	08/15/2011	818,759
465,000	5.00	08/15/2012	489,310
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.25	07/01/2009	2,097,160
Massachusetts State School Building Authority RB for School Improvements Series 2005 A (AA/Aa2)
2,500,000	5.00	08/15/2008	2,600,600

			6,470,796

Michigan – 1.0%
Kalamazoo Michigan Hospital Finance Authority Hospital Facilities RB Refunding for Bronson Methodist Hospital Series 2005 A (MBIA) (Aaa)
4,000,000	5.00	10/15/2008	4,158,320

Minnesota – 0.9%
Duluth Minnesota Economic Development Authority Health Care Facilities RB for Benedictine Health Systems - Saint Mary’s Series 2004 (A-)
400,000	4.50	02/15/2006	400,092
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
1,430,000	5.13	05/15/2008	1,482,724
Minnesota State Municipal Power Agency Electric RB Series 2005 (A3)
1,000,000	3.50	10/01/2007	1,000,450
1,110,000	4.00	10/01/2009	1,123,919

			4,007,185

Mississippi – 1.3%
Mississippi State GO Bonds Refunding Series 1978 (ETM) (AAA/Aaa)
5,165,000	6.20	02/01/2008	5,406,980

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Missouri – 0.1%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA) (A)
$345,000	5.88%	12/01/2006	$349,827

Montana(a) – 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998 A-RMKT 5/1/03 (BBB+/Baa1)
1,000,000	5.20	05/01/2009	1,036,050

Nevada – 0.5%
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.00	07/01/2008	1,324,588
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (ETM) (AMBAC) (AAA/Aaa)(c)
800,000	0.00	01/01/2007	775,032

			2,099,620

New Hampshire – 0.4%
New Hampshire Health and Education Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (A-)
1,475,000	4.00	10/01/2008	1,487,921

New Jersey – 8.0%
Burlington Township School District GO Bonds Refunding Series 2004 (FGIC) (Aaa)
1,245,000	5.00	01/15/2009	1,302,220
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (BBB/Baa2)
3,750,000	5.00	06/15/2007	3,810,225
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 O (AA-/A1)
1,000,000	5.00	03/01/2009	1,042,490
New Jersey Health Care Facilities Financing Authority Department of Human Services RB for Greystone Park Psychiatric Hospital Series 2005 (AA-/A1)
1,000,000	5.00	09/15/2008	1,038,940
1,000,000	5.00	09/15/2009	1,049,120
1,000,000	5.00	09/15/2010	1,055,970
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
355,000	5.00	07/01/2006	356,672
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2004 C
1,300,000	5.00	07/01/2007	1,312,636
1,405,000	5.00	07/01/2008	1,423,068
New Jersey State Educational Facilities Authority Refunding RB for Higher Education Training Fund Series 2005 Subseries A-1 (AA-/A1)
3,500,000	5.00	09/01/2007	3,583,055
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 2001 C (FSA) (AAA/Aaa)
5,285,000	5.75	12/15/2012	5,922,794

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 2005 B (MBIA) (AAA/Aaa)
$5,000,000	5.25%	12/15/2013	$5,481,650
New Jersey State Turnpike Authority RB Series 2000 A (ETM) (MBIA) (AAA/Aaa)
630,000	5.50	01/01/2007	642,777
New Jersey State Turnpike Authority RB Series 2000 A (MBIA) (AAA/Aaa)(b)
5,000,000	5.50	01/01/2010	5,375,650
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
755,000	4.38	06/01/2019	754,449

			34,151,716

New Mexico – 1.9%
Farmington PCRB for Public Service Co. San Juan Series 2003 A (BBB/Baa2)(a)
2,700,000	2.10	04/01/2006	2,689,578
New Mexico Finance Authority State Transportation RB Sub Lien Series 2004 B (AMBAC) (AAA/Aaa)
5,000,000	5.00	06/15/2012	5,377,250

			8,066,828

New York – 5.9%
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/Baa1)
1,580,000	5.00	08/01/2012	1,648,461
1,480,000	5.00	08/01/2013	1,547,695
New York City GO Bonds Series 1998 F (FGIC-TCRS) (AAA/Aaa)
4,700,000	5.38	08/01/2009	4,925,177
New York City IDA Civic Facility RB for Polytechnical University Project Series 2000 (BB+/Ba3)
250,000	5.20	11/01/2007	248,828
New York GO Bonds Prerefunded Balance Series 1996 F (ETM) (A+/A1)
920,000	7.00	02/01/2006	920,000
New York GO Bonds Refunding Series 1996 A (MBIA-IBC) (AAA/Aaa)
500,000	6.25	08/01/2008	514,680
New York GO Bonds Refunding Series 2002 C (A+/A1)
2,000,000	5.25	08/01/2010	2,130,680
New York GO Bonds Unrefunded Balance Series 1996 F (A+/A1)
1,080,000	7.00	02/01/2006	1,080,000
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
575,000	5.00	05/01/2006	576,392
260,000	5.00	05/01/2007	263,869
New York State Power Authority Revenue & General Purpose RB Series 1998 A (AA-/Aa2)
2,000,000	5.50	02/15/2006	2,001,580

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Repair Series 2002 (AA-/A1)
$2,000,000	5.00%	04/01/2006	$2,005,600
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)(a)
5,475,000	5.25	01/01/2009	5,727,014
Saratoga County New York Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
500,000	5.00	12/01/2007	511,005
Tobacco Settlement Financing Corp. RB Series B-1 (AA-/A1)
1,000,000	5.00	06/01/2010	1,049,860

			25,150,841

North Carolina – 1.5%
North Carolina Eastern Municipal Power RB Refunding Series 2003 C (BBB/Baa2)
1,190,000	5.00	01/01/2008	1,218,917
State of North Carolina Refunding GO Bond Series 2003 E (AAA/Aa1)
5,000,000	4.00	02/01/2007	5,037,850

			6,256,767

North Dakota – 0.9%
Fargo North Dakota RB for Public Improvements Series 2005 (AMBAC) (AAA/Aaa)
2,000,000	5.00	07/01/2009	2,098,900
North Dakota State Building Authority RB for Facilities Improvement Series 2005 A (MBIA) (AAA/Aaa)
1,690,000	4.25	12/01/2009	1,738,030

			3,836,930

Ohio – 2.6%
Lakewood Ohio Hospital Improvement RB for Lakewood Hospital Association Series 2003 (A/A1)
1,000,000	5.00	02/15/2006	1,000,270
Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/Aa1)
1,775,000	5.00	02/01/2007	1,804,980
Ohio State Turnpike Commission RB Series 2001 B (FSA) (AAA/Aaa)
5,000,000	5.25	02/15/2009	5,271,800
Ohio State Water Development Authority PCRB Refunding for Economic Development (AMBAC) (AAA/Aaa)
1,000,000	5.00	06/01/2006	1,005,720
Ohio Water Development Authority PCRB RMKT Refunding for Economic Development Series 2005 (BBB+/Baa1)(a)
2,000,000	3.35	06/01/2006	1,993,760

			11,076,530

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Oklahoma – 4.8%
Comanche County Hospital Authority RB Series 2004 (Radian) (AA/Aa3)
$400,000	3.75%	07/01/2006	$399,944
1,565,000	4.25	07/01/2008	1,582,841
1,000,000	4.50	07/01/2009	1,022,170
Grand River Dam Authority RB Series 1993 (BBB+/A2)
750,000	5.75	06/01/2006	755,212
Oklahoma County Independent School District No. 12 Edmond GO Bond for Combination Purposes Series 2005 (AMBAC) (AAA/Aaa)
2,485,000	4.00	07/01/2007	2,509,751
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)(b)
7,500,000	5.63	08/15/2009	8,081,250
Tulsa Oklahoma Metropolitan Utilities Authority RB Series 2005 (MBIA) (AAA/Aaa)
3,030,000	4.00	09/01/2007	3,063,209
3,005,000	4.00	09/01/2008	3,052,779

			20,467,156

Pennsylvania – 5.5%
Delaware River Port Authority of Pennsylvania and New Jersey Refunding RB Series 1998 (AMBAC) (AAA/Aaa)
10,000,000	5.25	01/01/2008	10,343,000
Pennsylvania GO Bonds First Series 2001 (AA/Aa2)
1,000,000	5.00	01/15/2010	1,056,760
Pennsylvania GO Bonds First Series 2001 (AAA/Aa2)(b)
1,500,000	5.13	01/15/2011	1,621,080
Pennsylvania GO Bonds First Series 2002 (AA/Aa2)
2,000,000	5.00	02/01/2006	2,000,000
Pennsylvania Hills Township GO Bonds Series 1995 (AMBAC) (AAA/Aaa)
750,000	5.00	12/01/2006	754,238
Pennsylvania State Higher Educational Facilities Authority RB for University of Pennsylvania Health Systems Series 2005 A (A+/A2)
1,900,000	4.00	08/15/2006	1,903,363
2,300,000	5.00	08/15/2008	2,376,705
Pennsylvania State Higher Educational Facilties Authority RB for Widener University Series 2003 (BBB+)
795,000	5.00	07/15/2008	814,104
1,000,000	5.00	07/15/2009	1,029,310
Pennsylvania State IDA RB for Economic Development Prerefunded Balance Series 1996 (ETM) (AMBAC) (AAA/Aaa)
815,000	6.00	07/01/2007	845,986
Philadelphia Water and Wastewater RB Series 1999 (AMBAC) (AAA/Aaa)
750,000	5.00	12/15/2006	761,287

			23,505,833

Puerto Rico – 2.6%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)(a)
3,425,000	5.00	07/01/2008	3,545,115

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2004 J (BBB+/Baa2)
$2,595,000	5.00%	07/01/2006	$2,610,388
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Baa3)(a)
4,700,000	5.75	02/01/2012	5,074,778

			11,230,281

Rhode Island – 1.4%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
525,000	3.20	09/15/2006	520,165
485,000	4.00	09/15/2008	481,222
585,000	4.30	09/15/2009	582,461
610,000	4.50	09/15/2010	609,469
635,000	4.75	09/15/2011	636,359
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing-Memorial Hospital Series 2003 (LOC-Fleet Bank) (AA)
1,560,000	4.00	07/01/2007	1,568,892
1,540,000	4.00	07/01/2008	1,552,289

			5,950,857

South Carolina – 1.1%
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Refunding Series 2003 A (BBB+/Baa1)
370,000	4.50	08/01/2006	370,573
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Series 2003 C (BBB+/Baa1)(b)
1,780,000	6.88	08/01/2013	2,125,089
South Carolina State Public Service Authority RB Refunding Series 2002 D (FSA) (AAA/Aaa)
2,000,000	5.00	01/01/2009	2,093,580

			4,589,242

Tennessee – 1.5%
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2001 B (Baa2)(a)
1,175,000	5.25	07/01/2026	1,180,675
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2006 A (BBB+/Baa2)
955,000	4.50	07/01/2008	973,766
670,000	4.50	07/01/2009	685,497
665,000	4.50	07/01/2010	681,279
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(a)(d)
2,250,000	8.68	10/01/2008	2,527,380
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(d)
320,000	8.68	09/01/2008	358,298

			6,406,895

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Texas – 9.0%
Brazoria County Texas Health Facilities Development Corp. RB for Brazosport Memorial Hospital Series 2004 (Radian) (AA/Aa3)
$965,000	5.00%	07/01/2007	$981,530
1,065,000	5.00	07/01/2009	1,103,766
Harris County Texas Health Facilities Development Corp. RB for Christus Health Series 1999 A (ETM) (MBIA) (AAA/Aaa)
400,000	5.25	07/01/2007	411,104
Harris County Texas Health Facilities Development Corp. RB for Christus Health Unrefunded Balance Series 1999 A (MBIA) (AAA/Aaa)
2,600,000	5.25	07/01/2007	2,656,992
Harris County Texas RB Refunding Tollroad Series 2004 B2 (FGIC) (AAA/Aaa)(a)
10,000,000	5.00	08/15/2009	10,460,500
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facility Series 2005 (BBB-)
150,000	5.00	02/15/2007	151,425
170,000	5.00	02/15/2008	172,788
395,000	5.00	02/15/2009	403,793
610,000	5.00	02/15/2010	624,347
Sam Rayburn Texas Municipal Power Agency RB Refunding (Radian) (AA/Baa2)
2,000,000	5.00	10/01/2008	2,065,220
Texas State GO TRANS Series 2005 (SP-1+/MIG1)
15,000,000	4.50	08/31/2006	15,103,350
Tomball Texas Hospital Authority Refunding RB Series 2005 (Baa3)
1,140,000	5.00	07/01/2008	1,167,235
Travis County Health Facilities Development Corp. RB for Acension Health Credit Series 1999 A (AMBAC) (AAA/Aaa)(b)
3,000,000	5.88	11/15/2009	3,283,260

			38,585,310

U.S. Virgin Islands – 0.7%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,675,000	5.00	10/01/2006	1,694,614
1,100,000	5.00	10/01/2008	1,130,811

			2,825,425

Virginia – 5.8%
Chesapeake Virginia Hospital Authority Facility RB for Refunding Chesapeake General Hospital Series 2004 A (A3)
2,075,000	5.00	07/01/2006	2,082,823
2,425,000	5.00	07/01/2008	2,489,117
Loudoun County GO Bonds for Public Improvement Series 2001 C (AAA/Aaa)
1,250,000	5.25	11/01/2006	1,268,912
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
8,000,000	5.00	02/01/2009	8,370,800

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Virginia – (continued)
Virginia Commonwealth Transportation Board RANS RB for Federal Highway Reimbursement Series 2000 (AA/Aa2)
$1,000,000	5.50%	10/01/2006	$1,014,950
Virginia Commonwealth Transportation Board RB for US Route 58 Corridor Development Program Series 1999 B (AA+/Aa1)(b)
9,000,000	5.75	05/15/2009	9,743,580

			24,970,182

Wisconsin – 2.1%
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 (ETM) (AMBAC) (AAA/Aaa)
155,000	5.30	10/01/2008	159,396
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
760,000	5.30	10/01/2008	778,270
Milwaukee Wisconsin GO Bonds for Promisory Notes Series 2005 N1 (FSA) (AAA/Aaa)
1,415,000	5.00	02/15/2010	1,495,811
2,630,000	5.00	02/15/2011	2,803,080
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
665,000	4.00	05/01/2007	667,613
695,000	4.00	05/01/2008	695,410
715,000	4.00	05/01/2009	713,027
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services Series 2003 A (A/A2)
1,555,000	4.00	08/15/2006	1,555,793

			8,868,400

TOTAL MUNICIPAL DEBT OBLIGATIONS			$399,805,131

Other Municipals – 4.2%
MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (A1)(e)
$6,115,000	3.38%	11/01/2008	$5,944,024
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series (A-3)(a)(e)
2,000,000	4.95	09/30/2012	2,013,400
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
10,000,000	4.05	05/04/2010	9,975,400

TOTAL OTHER MUNICIPALS			$17,932,824

TOTAL INVESTMENTS — 97.6%			$417,737,955

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Inverse variable rate security. Coupon rate disclosed is that which is in effect at January 31, 2006.

(e)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 7,957,424, which represents approximately 1.9% of net assets as of January 31, 2006.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
ACA— Insured by American Capital Access
AMBAC— Insured by American Municipal Bond Assurance Corp.
BANS— Bond Anticipation Notes
COPS— Certificates of Participation
ETM— Escrow to Maturity
FGIC— Insured by Financial Guaranty Insurance Co.
FGIC-TCRS— Insured by Financial Guaranty Insurance Co. - Transferable Custodial Receipts
FSA— Insured by Financial Security Assurance Co.
GO— General Obligation
IDA— Industrial Development Authority
LOC— Letter of Credit
MBIA— Insured by Municipal Bond Investors Assurance
MBIA-IBC— Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
PCRB— Pollution Control Revenue Bond
Radian— Insured by Radian Asset Assurance
RANS— Revenue Anticipation Notes
RB— Revenue Bond
RMKT— Remarketed
RITES— Residual Interest Tax Exempt Securities
TRANS— Tax Revenue Anticipation Notes
XLCA— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Interest rate swaps, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of their custodian, with a mark-to-market value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.
     The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swaps contract. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

At January 31, 2006, the Fund had outstanding swap contracts with the following terms :

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type(a)	Counterparty	(000s)	Date	the Fund	the Fund	Loss

				BMA Municipal
Interest Rate	JP Morgan	$18,000	03/02/2014	Swap Index	3.80%	$(94,648)

TOTAL						$(94,648)

a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows is March 2, 2006.

Inverse Floaters — The Fund may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$421,431,820

Gross unrealized gain	18,746,198
Gross unrealized loss	(22,440,063)

Net unrealized security loss	$(3,693,865)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 98.2%
California – 93.7%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (BBB+/Baa1)
$725,000	6.13%	08/15/2020	$787,749
Abag Finance Authority RB for Non-Profit Corps. Sansum-Santa Barbara Series 2002 A (A)
725,000	5.50	04/01/2021	762,787
Banning Utilities Authority Water Enterprise RB for Refunding and Improvement Projects Series 2005 (FGIC) (AAA/Aaa)
1,135,000	5.00	11/01/2022	1,204,723
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A-/A3)(a)
805,000	4.45	07/01/2011	820,875
California Health Facilities Financing Authority RB for Catholic West Series 2004 H (A-/A3)(b)
70,000	4.45	07/01/2011	73,180
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
505,000	5.75	09/01/2023	572,377
California State Department Water Resources Power Supply RB Series 2002 A (MBIA)(AAA/Aaa)
200,000	5.25	05/01/2010	214,090
California State Economic Recovery GO Bonds Series 2004 B (AA-/Aa3)(a)
4,000,000	5.00	07/01/2007	4,088,440
California State Economic Recovery RB Series 2004 A (AA-/Aa3)
425,000	5.00	01/01/2009	444,044
California State GO Bonds Refunded Series 1998 (A/A2)
1,100,000	6.00	02/01/2008	1,157,739
California State GO Bonds Series 2003 (A/A2)
1,000,000	5.25	02/01/2015	1,085,650
California State GO Bonds Series 2004 (A/A2)
2,000,000	2.50	04/01/2006	1,996,520
500,000	4.00	02/01/2009	507,475
California State Public Works Board RB for Department of Mental Health Coalinga Series 2004 A (A-/A3)
1,000,000	5.00	06/01/2011	1,060,800
California State Public Works Board RB Refunding for Department of Health Services Series 2005 K (A-/A3)
200,000	5.00	11/01/2022	208,930
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
725,000	5.00	07/01/2006	728,560
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+/A3)(a)
725,000	3.85	06/01/2012	717,743
Cathedral City Improvement Bond Act of 1915 Special Assesment for Cove Improvement District 04-02 Series 2005
750,000	5.00	09/02/2020	754,087

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
California – (continued)
Coast Community College GO Bonds Refunding Series 2005 (MBIA) (AAA/Aaa)
$1,155,000	4.50%	08/01/2011	$1,216,411
Colton Junction University School District GO Bonds for Election of 2001 Series 2006 C (FGIC) (AAA/Aaa)
500,000	5.25	02/01/2022	539,765
Del Mar Race Track Authority RB Series 2005 (BBB-)
600,000	5.00	08/15/2009	621,978
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (AAA/Aaa)(b)
1,165,000	5.50	06/01/2013	1,295,294
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
905,000	5.00	05/01/2010	943,544
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
275,000	5.00	09/01/2025	273,620
Los Angeles County Public Works Financing Authority Special Assessment RB Refunding for L.A. Regal Park & Open Space Series 2005 (FSA) (AAA/Aaa)
400,000	5.00	10/01/2010	428,244
Manteca Unified School District GO Bonds Refunding Series 2005 (FGIC) (AAA/Aaa)
775,000	5.00	08/01/2020	829,521
Mission Springs Water District Improvement Bond Act of 1915 Special Assessment for District No. 13 Series 2005
275,000	5.00	09/02/2021	272,214
New Haven Unified School District GO Bonds Refunding Series 2005 (MBIA) (AAA/Aaa)
1,250,000	5.25	08/01/2021	1,365,200
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
355,000	5.25	09/02/2016	362,196
400,000	5.25	09/02/2017	408,128
Poway Unified School District Special Tax Community Facilities District No. 6-4 South Ranch Series 2005
200,000	4.85	09/01/2020	198,872
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
765,000	5.00	09/01/2023	766,767
South Orange County Public Financing Authority Special Tax for Ladera Ranch Series 2005 A (AMBAC) (AAA/Aaa)
200,000	5.00	08/15/2021	210,212
Sweetwater Authority Water RB Series 2002 (FSA) (AAA/Aaa)(b)
635,000	5.25	04/01/2010	687,514
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
1,255,000	5.25	06/01/2027	1,279,786

			28,885,035

GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico(a) – 4.5%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)
$1,350,000	5.00%	07/01/2008	$1,397,345

TOTAL MUNICIPAL DEBT OBLIGATIONS — 98.2%			$30,282,380

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
AMBAC— Insured by American Municipal Bond Assurance Corp.
COPS— Certificates of Participation
FGIC— Insured by Financial Guaranty Insurance Co.
FSA— Insured by Financial Security Assurance Co.
GO— General Obligation
MBIA— Insured by Municipal Bond Investors Assurance
RB— Revenue Bond

GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

TAX INFORMATION — At Janaury 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$30,005,217

Gross unrealized gain	291,259
Gross unrealized loss	(14,096)

Net unrealized security gain	$277,163

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders.This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 97.1%
New York – 82.1%
Erie County GO Bonds Refunding Series 2005 D-1 (MBIA) (AAA/Aaa)
$300,000	5.00%	06/01/2021	$318,399
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
300,000	5.00	08/01/2022	304,530
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
200,000	5.63	11/01/2009	211,542
New York GO Bonds Refunding Series 2002 C (A+/A1)
500,000	5.25	08/01/2010	532,670
New York GO Bonds Series 2000 A (XLCA) (AAA/Aaa)(a)
200,000	6.50	05/15/2010	226,410
New York GO Bonds Series 2003 D (A+/A1)
520,000	5.25	10/15/2018	557,695
New York State Dormitory Authority Lease RB for Court Facilities Series 2003 A (ETM) (A+/A2)
200,000	5.00	05/15/2007	204,430
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
200,000	5.00	05/01/2007	202,976
New York State Dormitory Authority RB Non State Supported Debt for Columbia University Series 2006 A (AAA/Aaa)
300,000	5.00	07/01/2010	319,119
New York State Dormitory Authority State Personel Income Tax RB for Education Series 2005 F (AA)
200,000	5.00	03/15/2010	211,088
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Series 2002 F (AAA/Aaa)
325,000	5.25	11/15/2020	351,110
New York State GO Bonds Refunding Series 1998 F (AA/Aa3)
275,000	5.25	09/15/2013	290,353
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 1999 (MBIA) (AAA/Aaa)(a)
225,000	5.63	04/01/2009	242,530
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)(b)
275,000	5.25	01/01/2009	287,658
Suffolk County Water Authority Waterworks RB Senior Lien Series 1993 (ETM) (MBIA) (AAA/Aaa)
25,000	5.10	06/01/2007	25,622
Suffolk County Water Authority Waterworks RB Unrefunded Balance Senior Lien Series 1993 (MBIA) (AAA/Aaa)
275,000	5.10	06/01/2007	281,548
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A/1 (AA-/A1)
1,250,000	5.50	06/01/2018	1,361,850

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
New York – (continued)
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)(a)
$275,000	5.25%	07/01/2009	$293,296

			6,222,826

Puerto Rico – 10.7%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)(b)
225,000	5.00	07/01/2008	232,891
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2004 J (BBB+/Baa2)
250,000	5.00	07/01/2006	251,482
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Baa3)(b)
300,000	5.75	02/01/2012	323,922

			808,295

U.S. Virgin Islands – 4.3%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
325,000	5.00	10/01/2006	328,806

TOTAL MUNICIPAL DEBT OBLIGATIONS			$7,359,927

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
ETM— Escrow to Maturity
GO— General Obligation
IDA— Industrial Development Authority
MBIA— Insured by Municipal Bond Investors Assurance
RB— Revenue Bond
XLCA— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,339,350

Gross unrealized gain	25,887
Gross unrealized loss	(5,310)

Net unrealized security gain	$20,577

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations - 96.2%
Alabama - 2.6%
Alabama State Municipal Electric Authority Power Supply RB Series 2003 A (MBIA) (Aaa)
$1,000,000	5.00%	09/01/2033	$1,034,500
Alabama State Public School & College Authority RB for Capital Improvement Series 1999 D (AA/Aa2)
1,150,000	5.75	08/01/2019	1,247,313
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.55	08/01/2021	1,077,110
Huntsville Alabama GO Refunding Warrants Series 2005 A (FSA) (AAA/Aaa)
1,000,000	5.75	02/01/2015	1,153,150
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/A2)
3,500,000	5.25	01/01/2011	3,712,415
Montgomery Alabama GO Bonds Warrants Series 1997 A (AA/Aa2)(a)
1,000,000	5.10	04/01/2007	1,040,490
Tuscaloosa GO Bonds Warrants Series 2000 (AA-/Aa3)
1,000,000	5.65	01/01/2017	1,076,750

			10,341,728

Alaska - 2.4%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AAA/Aaa)
4,000,000	5.25	12/01/2034	4,249,240
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.00	06/01/2049	2,580,736
Anchorage Alaska Water RB Refunding Series 2004 (MBIA) (AAA/Aaa)
1,000,000	5.13	05/01/2029	1,048,900
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
1,500,000	5.50	06/01/2029	1,518,015

			9,396,891

Arizona - 2.2%
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)
3,410,000	5.75	07/01/2018	3,884,775
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
325,000	5.35	10/01/2022	325,003
Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
530,000	5.85	01/01/2008	543,812
Maricopa County United School District No. 41 GO Bonds Series 1995 (FSA) (AAA/Aaa)
2,500,000	6.25	07/01/2015	2,659,925
Northern Arizona University RB Series 2003 (FGIC) (AAA/Aaa)
1,235,000	5.50	06/01/2025	1,364,119

			8,777,634

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arkansas - 1.8%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB/Baa2)(a)
$4,000,000	7.25%	02/01/2010	$4,549,840
Paragould Sales and Use Tax RB Series 2001 (AMBAC) (AAA/Aaa)
1,000,000	5.10	06/01/2018	1,038,730
265,000	5.05	06/01/2021	267,920
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 A (BBB/Baa2)
150,000	5.00	02/01/2035	148,638
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
160,000	4.25	02/01/2015	156,560
675,000	5.00	02/01/2025	682,310
150,000	5.00	02/01/2030	149,792

			6,993,790

California - 10.9%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (BBB+/Baa1)
275,000	6.13	08/15/2020	298,801
Abag Finance Authority RB for Non-Profit Corps. Sansum-Santa Barbara Series 2002 A (A)
775,000	5.50	04/01/2021	815,393
California County Tobacco Securitization Agency Refunding Asset Backed RB for Merced County Series 2005 A (Baa3)
275,000	5.13	06/01/2038	265,169
California County Tobacco Securitization Agency Refunding Asset Backed RB for Sonoma County Corp. Series 2005 (BBB)
125,000	5.13	06/01/2038	120,531
75,000	5.25	06/01/2045	73,073
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
1,000,000	5.75	09/01/2023	1,133,420
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(b)(c)
625,000	10.03	07/01/2007	718,525
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(c)
940,000	11.03	01/01/2012	1,323,558
California State GO Bonds Series 2000 (FGIC) (AAA/Aaa)
1,280,000	5.25	09/01/2030	1,343,552
California State GO Bonds Series 2003 (A/A2)
1,000,000	5.25	02/01/2033	1,051,930
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.38	10/01/2019	2,173,920
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)(a)
1,000,000	6.00	07/01/2012	1,143,610

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Communities Development Authority RB for Sutter Health Series 2005 A (AA-/A1)
$1,500,000	5.00%	11/15/2043	$1,497,360
Cathedral City Improvement Bond Act of 1915 Special Assesment for Cove Improvement District 04-02 Series 2005
250,000	5.00	09/02/2020	251,363
Del Mar Race Track Authority RB Series 2005
200,000	5.00	08/15/2025	202,374
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (FGIC) (AAA/Aaa)
1,000,000	5.00	06/01/2045	1,023,900
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian) (AA)
1,500,000	5.00	06/01/2045	1,513,260
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
1,225,000	6.75	06/01/2039	1,378,333
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
350,000	7.88	06/01/2042	419,184
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
650,000	7.88	06/01/2042	778,485
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/Aaa)(a)
7,800,000	5.50	06/01/2013	8,672,352
Kaweah Delta Health Care District RB Series 2004 (A3)
325,000	6.00	08/01/2034	350,938
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
300,000	5.00	05/01/2011	314,337
300,000	5.00	05/01/2012	315,060
285,000	5.00	05/01/2015	298,737
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (AA)
120,000	5.00	08/01/2035	121,996
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
595,000	5.00	09/01/2025	592,013
Los Angeles Unified School District GO Bonds for Election of 1997 Series 2002 E (MBIA) (AAA/Aaa)
1,000,000	5.13	01/01/2027	1,057,810
Menlo Park GO Bonds Series 2002 (Aa1)
1,000,000	5.25	08/01/2027	1,067,950
Metropolitan Water District Waterworks RB Refunding Series 2001 A (AA+/Aa2)
1,000,000	5.10	07/01/2025	1,048,940

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
$150,000	5.20%	09/01/2035	$148,722
Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
955,000	5.25	09/02/2015	974,463
Placentia California COPS Improvement Project Series 2004
1,000,000	5.45	07/01/2025	1,000,990
Poway California Unified School District Special Tax Community Facilities District 6-4 South Series 2005
250,000	5.13	09/01/2035	245,805
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
1,190,000	5.00	09/01/2029	1,185,335
Sacramento Special Tax Refunding for North Natomas Community Facilities 97-01 Series 2005
565,000	5.00	09/01/2025	565,130
San Diego Unified School District GO Bonds for Election 1998 Series 2002 D (FGIC) (AAA/Aaa)
1,000,000	5.25	07/01/2024	1,096,170
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aaa)(a)
445,000	5.38	08/01/2012	491,734
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aaa)
55,000	5.38	08/01/2021	59,714
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
350,000	5.50	06/01/2045	352,072
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Series 2002 A (BBB/Baa3)
3,000,000	5.63	06/01/2043	3,073,770
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AAA/Aaa)
310,000	5.25	06/01/2034	328,631
University of California RB for Multiple Purpose Projects Series 2001 M (FGIC) (AAA/Aaa)
1,000,000	5.13	09/01/2022	1,048,190
1,000,000	5.13	09/01/2023	1,053,670

			42,990,270

Colorado - 2.0%
Aurora Centretech Metropolitan District GO Bonds Series 1998 C (LOC-BNP Paribas) (AA)(b)
2,000,000	4.88	12/01/2008	2,054,320
Colorado Health Facilities Authority RB for Covenant Retirement Communities Inc. Series 2005 (BBB)
1,150,000	5.00	12/01/2035	1,130,554

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — (continued)
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
$1,000,000	5.00%	03/01/2025	$1,008,680
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A+/A2)(a)
500,000	6.50	11/15/2011	578,845
Denver City & County GO Bonds for Various Purposes Series 1999 B (AA+/Aa1)
1,000,000	5.63	08/01/2007	1,033,190
La Plata County School District No. 9-R Durango GO Bonds Series 2002 (MBIA) (Aaa)(a)
1,000,000	5.25	11/01/2012	1,094,830
SBC Metropolitan District GO Refunding Series 2005 (ACA) (A)
500,000	5.00	12/01/2029	504,215
Tower Metropolitan District GO Bonds Refunding and Improvement Series 2005 (Radian) (AA/Aa3)
200,000	5.00	12/01/2029	204,034
140,000	5.00	12/01/2035	141,726

			7,750,394

Connecticut - 1.1%
Connecticut State Development Authority PCRB Refunding for Connecticut Light & Power Co. RMK 9/23/98 Series 1993 A (BBB-/Baa1)
2,500,000	5.85	09/01/2028	2,644,175
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa3)(c)
1,335,000	9.97	12/15/2013	1,817,723

			4,461,898

District Of Columbia - 1.0%
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
805,000	6.25	05/15/2024	852,495
1,000,000	6.50	05/15/2033	1,134,450
Metropolitan Washington DC Airports Authority RB for AMT Series 2006 A (AAA/Aaa)
2,000,000	5.00	10/01/2035	2,048,040

			4,034,985

Florida - 6.8%
Bobcat Trail Community Development District RB Refunding for Capital Improvement Series 2005
1,250,000	5.20	05/01/2029	1,242,925
Bridgewater Wesley Chapel Community Development District RB for Capital Improvement Series 2005
2,500,000	5.75	05/01/2035	2,519,800
Covington Park Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-)
750,000	5.00	05/01/2021	756,022

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA) (AAA/Aaa)
$1,765,000	5.80%	05/01/2016	$1,933,099
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,730,000	6.00	05/01/2034	1,752,871
Double Branch Community Development District Special Assessment Series 2005 A
585,000	5.35	05/01/2034	575,932
Florida State GO Bonds Department of Transportation Right of Way Series 1997 B (AAA/Aaa)(a)
1,000,000	5.50	07/01/2007	1,040,740
High Ridge Quantum Community Development District Special Assessment for Boynton Beach Series 2005 A
1,960,000	5.75	05/01/2035	1,954,904
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
300,000	5.63	03/01/2024	318,669
Keys Cove Community Development District Special Assessment Series 2004
1,225,000	5.88	05/01/2035	1,267,140
Marsh Harbour Community Development District Special Assessment Series 2005 A
965,000	5.45	05/01/2036	971,572
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
1,000,000	6.00	05/01/2035	1,023,780
North Springs Improvement District RB Refunding for Water Management Series 2005 A
200,000	5.38	05/01/2024	200,858
North Springs Improvement District RB Refunding for Water Management Series 2005 B
450,000	5.50	05/01/2035	452,403
Orange County Florida Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
135,000	4.75	11/15/2036	131,162
Palm Beach County GO Bonds Series 1999 A (AAA/Aaa)(a)
1,000,000	5.45	08/01/2009	1,067,350
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,785,000	7.13	11/01/2016	3,321,725
Sail Harbour Community Development District Special Assessment Series 2005 A
1,000,000	5.50	05/01/2036	1,001,350
Sonoma Bay Community Development District Special Assessment Series 2005 A
650,000	5.45	05/01/2036	654,426
Sumter Landing Community Development District Recreational RB Series 2005 A (MBIA) (AAA/Aaa)
250,000	4.63	10/01/2030	248,348
250,000	5.13	10/01/2038	259,732

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Tampa Palms Open Space and Transportation Community Development District Revenue Special Assessment for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
$250,000	4.00%	05/01/2013	$254,398
1,400,000	4.50	05/01/2018	1,469,944
Thousand Oaks Community Development District Special Assessment RB Series 2005 A1
1,000,000	5.35	05/01/2035	1,001,380
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
1,000,000	5.60	05/01/2036	1,008,980
Volusia County Educational Facility Authority RB Refunding for Embry-Riddle Aeronautical Series 2005 (Radian) (AA/Aa3)
650,000	5.00	10/15/2035	663,988

			27,093,498

Georgia - 2.3%
Augusta Georgia Water & Sewer RB Series 2004 (FSA) (AAA/Aaa)
7,000,000	5.25	10/01/2039	7,460,600
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
325,000	5.50	01/01/2034	342,657
Georgia State GO Bonds Series 1992 B (AAA/Aaa)
1,000,000	6.00	03/01/2012	1,131,680

			8,934,937

Hawaii - 1.0%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/Aaa)
3,500,000	6.63	07/01/2017	3,906,420

Illinois - 6.1%
Chicago Illinois GO Bonds Prerefunding Series 2000 C (FGIC) (AAA/Aaa)(a)
1,365,000	5.50	07/01/2010	1,491,454
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (FGIC) (AAA/Aaa)
815,000	5.50	01/01/2019	878,342
Chicago Illinois Ohare International Airport RB for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.25	01/01/2034	513,216
Chicago Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA) (A)
750,000	5.00	11/15/2011	792,300
1,250,000	6.25	11/15/2013	1,398,637
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,137,820

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Chicago Midway Airport RB Series 1996 A (MBIA) (AAA/Aaa)(a)
$2,500,000	5.50%	01/01/2007	$2,574,975
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (BBB/Baa1)(b)
2,300,000	5.50	02/28/2014	2,356,580
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa3)
2,000,000	6.25	05/01/2030	2,169,080
1,500,000	6.25	05/01/2034	1,540,620
Illinois Finance Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2005 A (AMT) (BBB)
400,000	5.05	08/01/2029	398,908
Illinois State GO First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.38	07/01/2019	3,257,610
Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.00	11/01/2016	3,863,968
Lombard Public Facilities Corp. RB for Conference Center and Hotel First Tier Series 2005 A-2 (ACA) (A)
425,000	5.50	01/01/2036	447,882
Lombard Public Facilities Corp. RB for Conference Center and Hotel Second Tier Series 2005 B (AA-)
330,000	5.25	01/01/2036	343,438

			24,164,830

Indiana - 0.4%
Indiana Health & Educational Facilities Finance Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
1,000,000	5.00	02/15/2039	991,990
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.10	01/15/2017	667,270

			1,659,260

Iowa - 0.3%
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
1,125,000	5.38	06/01/2038	1,108,721

Kansas - 0.6%
Burlington Environmental Improvement RB for Kansas City Power & Lighting Co. Project Series 2005 (XCLA) (AAA/Aaa)
1,250,000	4.65	09/01/2035	1,243,988
Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
1,000,000	5.50	11/15/2025	1,049,480

			2,293,468

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Kentucky - 0.9%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)
$3,250,000	6.00%	10/01/2018	$3,708,315

Louisiana - 1.6%
De Soto Parish Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.00	11/01/2018	669,303
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.25	09/01/2015	1,068,180
500,000	5.25	09/01/2016	532,420
New Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)
1,340,000	5.95	11/01/2015	1,383,590
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
1,285,000	5.50	05/15/2030	1,338,662
1,220,000	5.88	05/15/2039	1,286,087

			6,278,242

Maine - 0.6%
Maine Municipal Bond Bank RB Series 2005 E (AAA/Aa1)
2,165,000	5.00	11/01/2034	2,244,304

Maryland - 2.8%
Anne Arundel County Special Obligation RB for Aundel Mills Project Series 2004 (AA+/Aa1)
1,500,000	5.13	07/01/2029	1,588,680
Baltimore RB for Wastewater Projects Series 2005 B (MBIA) (AAA/Aaa)
3,260,000	5.00	07/01/2035	3,409,275
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
500,000	5.60	07/01/2020	544,685
1,000,000	5.70	07/01/2029	1,084,880
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES) (AA)(c)
575,000	10.38	05/01/2012	773,743
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art (Baa1)
1,000,000	5.00	06/01/2035	1,013,630
1,000,000	5.00	06/01/2040	1,011,200
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB/Baa1)
500,000	5.38	08/15/2024	523,135
750,000	5.50	08/15/2033	774,195
Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.50	06/01/2032	519,580

			11,243,003

Massachusetts - 3.5%
Massachusetts Bay Transportation Authority (AAA/Aa1)
1,000,000	5.00	07/01/2028	1,046,060

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State GO Bonds for Consolidated Loan Series 2000 A (AAA/Aa2)(a)
$2,000,000	6.00%	02/01/2010	$2,199,940
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/Aaa)
3,000,000	4.50	11/01/2015	3,029,430
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
575,000	5.50	07/01/2040	576,466
Massachusetts State Health and Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
2,275,000	5.00	08/15/2035	2,286,944
Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.25	07/01/2012	3,932,175
Massachusetts State Health and Educational Facilities Authority RB for UMass Memorial Issue Series 2005 D (BBB/Baa2)
300,000	5.00	07/01/2033	292,986
Massachusetts State School Building Authority Sales Tax RB Series 2005 A (FSA) (AAA/Aaa)
500,000	5.00	08/15/2030	522,750

			13,886,751

Michigan - 0.8%
Michigan State Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)(a)
2,000,000	6.13	11/15/2009	2,202,680
Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.38	06/01/2017	1,043,260

			3,245,940

Minnesota - 0.8%
Minnesota State Municipal Power Agency RB Series 2005 (A3)
3,000,000	5.00	10/01/2035	3,055,050

Mississippi - 0.2%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
685,000	5.88	04/01/2022	694,200

Missouri - 2.1%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
1,800,000	6.25	12/01/2021	1,952,154
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
270,000	4.75	06/01/2025	265,291
1,325,000	5.00	06/01/2035	1,331,784

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
$515,000	4.00%	01/02/2012	$512,842
Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.50	12/01/2015	1,080,870
Truman State University Housing System RB Series 2004 (AMBAC) (Aaa)
3,000,000	5.00	06/01/2030	3,109,620

			8,252,561

Montana(b)(d) - 0.3%
Forsyth Montana PCRB Refunding Portland General Series 1998 A-RMKT 5/1/03 (BBB+/Baa1)
1,000,000	5.20	05/01/2009	1,036,050

Nevada - 2.0%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)(b)
765,000	5.45	03/01/2013	801,988
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)(a)
2,500,000	6.00	07/01/2009	2,733,275
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.63	01/01/2032	2,696,025
Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)(a)
1,585,000	6.38	07/01/2010	1,754,436

			7,985,724

New Hampshire - 0.4%
New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A)
500,000	6.00	07/01/2022	540,745
New Hampshire Municipal Bond Bank RB Series 2003 (MBIA) (AAA/Aaa)
1,000,000	5.25	08/15/2019	1,097,640

			1,638,385

New Jersey - 4.5%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian) (AA)
1,085,000	5.50	06/15/2016	1,187,218
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (Baa3)
600,000	5.00	07/01/2024	602,502
175,000	5.50	07/01/2030	181,459

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
$500,000	6.50%	07/01/2021	$543,070
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa3)
1,000,000	5.50	08/01/2011	1,092,910
New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(a)
3,000,000	5.50	06/15/2013	3,347,310
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
2,775,000	5.75	06/01/2032	2,870,849
2,370,000	6.00	06/01/2037	2,467,952
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
300,000	6.75	06/01/2039	334,596
University of Medicine & Dentistry of New Jersey COPS Series 2004 (MBIA) (AAA/Aaa)
5,000,000	5.00	06/15/2036	5,179,500

			17,807,366

New Mexico - 0.9%
Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB/Baa2)
3,530,000	6.38	04/01/2022	3,724,609

New York - 5.0%
Brookhaven New York GO Bonds Series 1995 (FGIC) (AAA/Aaa)
500,000	5.50	10/01/2013	517,400
Metropolitan Transportation Authority RB Refunding for Transportation Series 2002 F (MBIA) (AAA/Aaa)
1,000,000	5.25	11/15/2027	1,069,880
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)(c)
1,000,000	7.80	05/15/2010	1,210,320
New York City GO Bonds Prerefunded Series 1996 G (A+/A1)(a)
3,900,000	5.75	02/01/2006	3,958,500
New York City GO Bonds Series 1997 C (MBIA-IBC) (Aaa)(a)
255,000	5.38	11/15/2007	267,072
New York City GO Bonds Unrefunded Balance Series 1997 C (MBIA-IBC) (Aaa)
745,000	5.38	11/15/2017	778,816
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
1,250,000	6.00	11/01/2020	1,252,237
New York City Transitional Finance Authority RB for Future Tax Secured Series 2002 C (FGIC) (AAA/Aaa)
1,000,000	5.25	08/01/2014	1,085,750

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AAA)(c)
$1,000,000	7.80%	11/01/2009	$1,180,320
New York State Dormitory Authority RB for Montefiore Hospital Series 2004 (FGIC, FHA) (AAA/Aaa)
2,500,000	5.00	08/01/2029	2,604,775
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.50	11/01/2014	1,685,745
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Series 2002 F (AAA/Aaa)
175,000	5.25	11/15/2020	189,059
New York State GO Bonds Refunding Series 1998 F (AA/Aa3)
225,000	5.25	09/15/2013	237,562
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A1)
2,600,000	5.50	06/01/2019	2,855,840
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)(a)
725,000	5.25	07/01/2009	773,234

			19,666,510

North Carolina - 2.7%
Charlotte North Carolina Water & Sewer System RB Series 2001 (AAA/Aa1)
1,000,000	5.13	06/01/2026	1,051,440
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AA+/Aa1)
2,000,000	5.13	07/01/2042	2,074,620
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
500,000	5.38	01/01/2016	531,820
850,000	5.38	01/01/2017	904,621
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
600,000	5.13	01/01/2023	619,518
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.50	11/01/2025	3,198,600
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
450,000	5.50	01/01/2013	487,282
Winston-Salem North Carolina Water & Sewer Systems RB Refunding Series 2001 (AAA/Aa2)(a)
1,500,000	5.25	06/01/2011	1,637,445

			10,505,346

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio - 0.7%
Ohio State Building Authority RB Refunding for State Facilities Adult Correction Series 2001 A (FSA) (AAA/Aaa)
$1,000,000	5.50%	10/01/2013	$1,089,530
Pickerington Local School District GO Bonds for School Facilities Construction & Improvement Series 2001 (FGIC) (AAA/Aaa)
500,000	5.25	12/01/2020	537,285
Summit County Port Authority Program Development RB for Twinsburg Township Project Series 2005 D
655,000	5.13	05/15/2025	670,386
Toledo-Lucas County of Ohio Port Authority Development RB for Northwest Ohio Bond FD-Truckload Series 2005 C
435,000	5.13	11/15/2025	438,463

			2,735,664

Oklahoma - 0.1%
Norman Oklahoma Regional Hospital Authority RB Series 2005 (BBB-)
250,000	5.38	09/01/2036	248,805

Oregon - 0.5%
Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002
2,000,000	6.13	09/01/2022	2,113,260

Pennsylvania - 1.0%
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)
150,000	5.38	11/15/2034	157,206
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
2,000,000	6.25	11/01/2031	2,132,180
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Program Series 1999 (FGIC) (AAA/Aaa)
1,000,000	5.25	06/15/2015	1,055,080
Pennsylvania State Higher Educational Facilities Authority RB for Philadelphia University Series 2004 A (BBB/Baa2)
400,000	5.25	06/01/2032	408,900
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
160,000	5.00	05/01/2024	169,210
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)
225,000	5.38	11/15/2034	235,314

			4,157,890

Puerto Rico - 0.9%
Puerto Rico Commonwealth Highway and Transportation Authority RB Series 1996 Y (XLCA) (AAA/Aaa)
2,500,000	5.00	07/01/2036	2,615,600

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Commonwealth Infrastructure Financing Authority RB Series 2005 B (BBB+/Baa2)
$1,000,000	5.00%	07/01/2041	$1,009,680

			3,625,280

South Carolina - 2.9%
Grand Strand Water & Sewer Authority South Carolina Waterworks & Sewer Systems RB Series 2001 (FSA) (AAA/Aaa)
5,000,000	5.00	06/01/2031	5,155,450
Greenville County School District Installment Purchase RB Prerefunded for Building Equity Series 2002 (AA-/Aa3)(a)
550,000	6.00	12/01/2012	629,959
Greenville County School District Installment Purchase RB Unrefunded Balance for Building Equity Series 2002 (AA-/Aa3)
450,000	6.00	12/01/2021	494,820
Lancaster County School District GO Bonds Series 1999 (FSA) (AAA/Aaa)
1,000,000	5.10	03/01/2015	1,057,620
Medical University Hospital Authority RB for Hospital Facilities Series 2004 A (MBIA, FHA) (AAA/Aaa)
4,000,000	5.00	08/15/2031	4,117,480

			11,455,329

Tennessee - 3.0%
Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
2,000,000	6.25	07/01/2015	2,344,820
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2004 B (FGIC) (AAA/Aaa)
1,260,000	5.00	04/01/2034	1,299,690
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa2)
775,000	5.50	07/01/2036	804,202
Johnson City Health and Educational Facilities Board Hospital for Mountain States Health RB First Mortgage Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.25	07/01/2016	3,547,590
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (Baa1)
630,000	6.00	10/01/2009	652,346
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(b)(c)
810,000	10.47	10/01/2008	909,857
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(c)
120,000	10.47	09/01/2008	134,362
Tennessee Housing Development Agency RB for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.85	07/01/2011	2,262,166

			11,955,033

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas - 6.1%
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 A (AMT) (BBB-/Baa2)
$700,000	7.70%	04/01/2033	$817,075
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB-/Baa2)
1,200,000	7.70	03/01/2032	1,405,452
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB-/Baa2)(b)
1,045,000	5.75	11/01/2011	1,104,962
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba1)
1,250,000	5.38	04/01/2019	1,274,712
Fort Bend County Municipal Utilities District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
2,015,000	5.75	09/01/2027	2,215,875
Frisco Independent School District GO Bonds Series 2002 (PSF-GTD) (Aaa)
1,000,000	5.13	08/15/2030	1,041,920
Grand Prairie Independent School District GO Bonds Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.38	02/15/2018	1,093,170
Gregg County Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA)
3,000,000	6.38	10/01/2025	3,323,640
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
1,000,000	6.65	04/01/2032	1,086,070
Harris County Hospital District RB (MBIA) (AAA/Aaa)
2,050,000	6.00	02/15/2016	2,245,098
Hidalgo County Health Services RB for Mission Hospital Inc. Project Series 2005 (BBB/Baa2)
700,000	5.00	08/15/2019	707,833
Mesquite Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.50	08/15/2021	1,266,117
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities (BBB-)
150,000	5.50	02/15/2025	154,301
250,000	5.63	02/15/2035	254,848
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
1,300,000	6.63	01/01/2011	1,307,189
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
650,000	5.00	07/01/2020	652,223
750,000	5.00	07/01/2023	749,205
University of Texas RB for Fing System Series 2003 B (AAA/Aaa)
1,000,000	5.25	08/15/2020	1,074,540

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Waxahachie Independent School District GO Bonds Capital Appreciating Prerefunding Series 2000 (PSF-GTD) (Aaa)(a)(e)
$1,775,000	0.00%	08/15/2010	$1,246,440
Waxahachie Independent School District GO Bonds Capital Appreciating Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)(e)
80,000	0.00	08/15/2013	59,013
Williamson County GO Bonds for Road Series 2002 (FSA) (AAA/Aaa)
1,040,000	5.25	02/15/2027	1,099,353

			24,179,036

U.S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
500,000	5.00	10/01/2014	534,005
500,000	5.25	10/01/2016	532,900

			1,066,905

Utah - 0.5%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
2,000,000	5.70	11/01/2026	2,094,440

Virginia - 1.0%
Bristol Virginia Utilities System RB Refunding Series 2003 (MBIA) (AAA/Aaa)
1,850,000	5.25	07/15/2026	1,970,675
Chesapeake IDA PCRB for Virginia Electric & Power Project Series 1985 (BBB/A3)
750,000	5.25	02/01/2008	760,875
Virginia Commonwealth Transportation Board RB for Northern Virginia Transportation District Program Series 1999 A (AA+/Aa1)(a)
1,000,000	5.50	05/15/2009	1,074,910

			3,806,460

Washington - 5.7%
Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
2,500,000	6.35	07/01/2028	2,631,975
King County Sewer RB Series 1999-2 (FGIC) (AAA/Aaa)(a)
3,965,000	6.25	01/01/2009	4,316,101
Skagit County Public Hospital District No. 002 GO Refunding Bonds for Improvement Series 2005 (MBIA) (Aaa)
3,700,000	5.00	12/01/2030	3,824,616
Tacoma Washington GO Bonds Series 2004 (MBIA) (AAA/Aaa)
4,000,000	5.00	12/01/2030	4,153,000
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
3,025,000	6.00	01/01/2034	3,247,065

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Washington — (continued)
Washington Health Care Facilities Authority RB for Overlake Hospital Medical Center Series 2005 A (Assured Guaranty) (AAA/Aa1)
$475,000	5.00%	07/01/2015	$510,772
Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA, FHLMC, GNMA) (Aaa)
220,000	5.70	06/01/2016	225,652
Washington Public Power Supply System RB for Nuclear Project No. 2 Series 1996 A (AMBAC) (AAA/Aaa)
2,500,000	5.70	07/01/2011	2,572,975
Washington State GO Bonds Series 2000 B (AA/Aa1)(a)
1,000,000	6.00	01/01/2010	1,091,370

			22,573,526

West Virginia - 1.1%
Monongalia County Building Community Hospital RB for Monongalia General Hospital Series 2005 A (A-)
1,380,000	5.25	07/01/2025	1,412,872
1,190,000	5.25	07/01/2035	1,199,615
West Virginia State GO Bonds for State Road Series 2000 (FGIC) (AAA/Aaa)(a)
1,000,000	5.63	06/01/2010	1,094,050
West Virginia State Water Development Authority RB for Refunding Ln Program II-Series 2006 C-II (AAA)
750,000	4.50	11/01/2031	730,965

			4,437,502

Wisconsin - 1.8%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
1,000,000	6.38	06/01/2032	1,068,000
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)(a)
5,380,000	6.25	05/01/2010	5,962,977

			7,030,977

TOTAL MUNICIPAL DEBT OBLIGATIONS			$380,361,187

Other Municipals - 1.7%
GMAC Municipal Mortgage Trust Series A (A3)(b)(f)
$525,000	4.15%	10/31/2009	$520,842
GMAC Municipal Mortgage Trust Series A-1 (A3)(b)(f)
375,000	4.90	10/31/2014	377,359
GMAC Municipal Mortgage Trust Series A-2 (A3)(b)(f)
1,350,000	5.30	10/31/2019	1,373,652
GMAC Municipal Mortgage Trust Series B (Baa1)(b)(f)
1,350,000	5.60	10/31/2019	1,386,396
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-3(b)(f)
2,000,000	5.50	09/30/2015	2,020,740

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — (continued)
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
$1,000,000	4.05%	05/04/2010	$997,540

TOTAL OTHER MUNICIPALS			$6,676,529

Short Term Investments - 1.1%
California - 0.3%
California Housing Finance Agency RB VRDN for Home Mortgage Series 2003 U (AMT) (FSA) (Dexia Credit Local) (A-1+/VMIG1)
$1,150,000	2.85%	02/01/2006	$1,150,000

Texas - 0.8%
Gulf Coast Waste Disposal Authority Environmental Facilities RB VRDN for Exxonmobil Project Series 2003 (AMT) (A-1+/Aa1)
3,100,000	2.84	02/01/2006	3,100,000

TOTAL SHORT TERM INVESTMENTS			$4,250,000

TOTAL INVESTMENTS — 99.0%			$391,287,716

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(c)	Inverse variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 5,678,989, which represents approximately 1.4% of net assets as of January 31, 2006.

(d)	Variable rate security. Coupon rate disclosed is that which is in effect at January 31, 2006.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
ACA— Insured by American Capital Access
AMBAC— Insured by American Municipal Bond Assurance Corp.
AMT— Alternative Minimum Tax
COPS— Certificates of Participation
CRA— Community Reinvestment Act
ETM— Escrow to Maturity
FGIC— Insured by Financial Guaranty Insurance Co.
FHA— Insured by Federal Housing Administration
FHLMC— Insured by Federal Home Loan Mortgage Corp.
FNMA— Insured by Federal National Mortgage Association
FSA— Insured by Financial Security Assurance Co.
GNMA— Insured by Government National Mortgage Association
GO— General Obligation
IDA— Industrial Development Authority
MBIA— Insured by Municipal Bond Investors Assurance
MBIA-IBC— Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
MF Hsg.— Multi-Family Housing
PCRB— Pollution Control Revenue Bond
PSF-GTD— Guaranteed by Permanent School Fund
Radian— Insured by Radian Asset Assurance
RB— Revenue Bond
RITES— Residual Interest Tax Exempt Securities
VRDN— Variable Rate Demand Notes
XLCA— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of their custodian, with a mark-to-market value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.
     The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swaps contract. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

At January 31, 2006, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type(a)	Counterparty	(000s)	Date	the Fund	the Fund	Loss

				BMA Municipal
Interest Rate	JP Morgan	$12,000	03/02/2014	Swap Index	3.80	$(63,099)

				BMA Municipal
Interest Rate	Salomon Smith Barney	7,000	03/03/2014	Swap Index	3.85	$(54,600)

				BMA Municipal
Interest Rate	Merrill Lynch	11,000	02/22/2016	Swap Index	3.90	(88,891)

TOTAL						$(206,590)

a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows are March 2, 2006, March 3, 2006 and February 22, 2006, respectively.

Inverse Floaters — The Fund may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

TAX INFORMATION — At Janaury 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$371,182,497

Gross unrealized gain	50,342,289
Gross unrealized loss	(30,237,070)

Net unrealized security gain	$20,105,219

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations - 96.3%
Alabama - 0.7%
Butler Industrial Development Board Solid Waste Disposal RB for Georgia Pacific Corp. Project Series 2004 (AMT) (B)
$5,000,000	5.75%	09/01/2028	$4,943,550
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
5,000,000	5.00	06/01/2025	4,950,750
Courtland Industrial Development Board Solid Waste Disposal RB Refunding for International Paper Co. Projects Series 2005 A (AMT) (BBB/Baa3)
9,400,000	5.20	06/01/2025	9,365,220
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A
6,900,000	5.38	08/01/2015	6,789,531
7,600,000	6.00	08/01/2025	7,657,608
5,000,000	6.00	08/01/2035	5,034,300

			38,740,959

Alaska - 0.3%
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
9,160,000	5.50	06/01/2029	9,270,011
Northern Tobacco Securitization Corporate Settlement RB for Asset Backed Bonds Series 2000 (BBB/Baa3)
4,570,000	6.20	06/01/2022	4,764,134

			14,034,145

Arizona - 0.4%
Apache County IDA PCRB for Tucson Electric Power Co. Project Series 1998 A (B+/Ba1)
5,000,000	5.85	03/01/2028	5,000,500
Apache County IDA PCRB for Tucson Electric Power Co. Project Series 1998 B (B+/Ba1)
5,000,000	5.88	03/01/2033	5,000,150
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
1,500,000	5.35	10/01/2022	1,500,015
Coconino County PCRB for Nevada Power Co. Series 1997 B (AMT) (B-)
2,500,000	5.80	11/01/2032	2,499,600
Maricopa County PCRB for Public Service Palo Verde Series 2003 A (BBB/Baa2)(a)
4,000,000	4.00	07/01/2009	3,988,520
Red Hawk Canyon Community Facilities District No. 1 Special Assessment Series 2005
1,530,000	5.20	06/01/2009	1,532,662
University Medical Center Corp. RB Series 2004 (BBB+/Baa1)
2,150,000	5.00	07/01/2024	2,198,805
Yavapai County IDA Hospital Facilities RB for Regional Medical Center 2003 A (Baa2)
1,250,000	6.00	08/01/2033	1,324,125

			23,044,377

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arkansas - 0.3%
Little River County RB for Georgia Pacific Corp. Project Series 1998 (AMT) (B2)
$3,010,000	5.60%	10/01/2026	$2,898,660
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 A (BBB/Baa2)
1,850,000	5.00	02/01/2035	1,833,202
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
1,850,000	4.25	02/01/2015	1,810,225
1,000,000	4.50	02/01/2020	973,300
8,325,000	5.00	02/01/2025	8,415,160
1,850,000	5.00	02/01/2030	1,847,428

			17,777,975

California - 11.8%
Abag Finance Authority for Non-Profit Corps. Community Facilities District Special Tax No. 2004-2 Windemere Ranch Series 2004
3,855,000	6.00	09/01/2027	4,057,889
4,900,000	6.00	09/01/2034	5,157,887
Abag Finance Authority RB for Non-Profit Corps. Sansum-Santa Barbara Series 2002 A (A)
2,000,000	5.50	04/01/2021	2,104,240
2,750,000	5.60	04/01/2026	2,880,872
Brentwood California Infrastructure Refunding Authority RB CIFP Series 2004-1
1,350,000	5.75	09/02/2024	1,390,082
2,200,000	5.80	09/02/2028	2,266,154
2,500,000	5.88	09/02/2034	2,575,225
Brentwood Infrastructure Financing Authority Special Assessment Series 2005 B
235,000	5.00	09/02/2025	233,531
535,000	5.15	09/02/2032	537,354
California County Tobacco Securitization Agency RB for Alameda County Asset Backed Bonds Series 2002 (Baa3)
555,000	5.75	06/01/2029	579,359
California County Tobacco Securitization Agency RB for Kern County Asset Backed Bonds Series 2002 B (BBB)
195,000	6.00	06/01/2029	206,181
California Department Water Resources Power Supply RB for Drivers Series 2002 310 (AMBAC) (RITES) (AAA)(b)
5,000,000	7.65	05/01/2014	6,092,100
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
1,445,000	5.75	12/01/2030	1,489,940
California Educational Facilities Authority RB for Golden Gate University Series 2005 (Baa3)
2,000,000	5.00	10/01/2036	2,005,940
California Financing Authority PCRB for Drivers Series 2004 475 (AMT) (FGIC) (Aaa)(a)(b)
7,500,000	3.98	06/01/2007	7,518,300
California Special Districts Association Finance Corp. COPS for Special Districts Finance Program Series 2005 RR (XLCA) (AAA)
500,000	5.00	08/01/2025	518,360
1,000,000	5.00	08/01/2035	1,024,300

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California State Department Water Resources Power Supply RB Series 2003 PA 1152 R (FSA) (RITES) (AAA)(b)
$18,250,000	6.70%	05/01/2011	$21,229,860
California State Economic Recovery GO Bonds for Rols RR II Series 2004 R 281 (RITES) (AA-)(a)(b)
6,250,000	10.47	07/01/2008	7,185,250
California State Economic Recovery GO Bonds Residuals Series 2004 933 (RITES) (Aa3)(b)
6,250,000	13.50	07/01/2014	8,800,250
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(a)(b)
625,000	10.03	07/01/2008	718,525
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(b)
4,060,000	11.03	01/01/2012	5,716,642
California State GO Bonds Refunding Series 2001 (XLCA) (AAA/Aaa)
3,250,000	5.50	03/01/2011	3,545,165
California State GO Bonds Series 2003 (A/A2)
1,000,000	5.25	02/01/2015	1,085,650
California Statewide Communities Development Authority RB for Golden Gate Park Series 2005 (LOC-First Republic Bank)
26,500,000	6.00	12/01/2011	27,177,340
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A-1/VMIG2)(a)
9,800,000	3.85	06/01/2012	9,701,902
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.63	10/01/2033	3,080,040
California Statewide Communities Development Authority RB for Sutter Health Series 2005 A (AA-/A1)
18,500,000	5.00	11/15/2043	18,467,440
California Statewide Financing Authority Tobacco Settlement RB Asset Backed Pooled Tobacco Security Series 2002 A (Baa3)
3,000,000	6.00	05/01/2037	3,145,350
California University Fresno Association Inc. RB for AUX Organization Event Center Series 2002 (Ba1)(c)
940,000	6.75	07/01/2012	1,073,019
Carlsbad Improvement Bond Act of 1915 Special Assessment for District No. 2003-01 Series 2004
3,315,000	6.00	09/02/2034	3,404,372
Cathedral City Improvement Bond Act of 1915 Special Assessment for Cove Improvement District 04-02 Series 2005
1,100,000	5.00	09/02/2030	1,075,844
1,350,000	5.05	09/02/2035	1,318,154
Chino Community Facilities District Special Tax No. 03-3 Improvement Area 1 Series 2004
655,000	5.50	09/01/2022	684,324
565,000	5.55	09/01/2023	589,837
365,000	5.60	09/01/2024	381,009
1,300,000	5.70	09/01/2029	1,356,862

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
$1,420,000	5.75%	09/01/2034	$1,476,857
Chula Vista Community Facilities District RB No. 99-1-Otay Series 2000(c)
1,185,000	7.63	09/01/2009	1,373,723
Chula Vista Community Facilities District Special Tax No. 07-I-Otay Ranch Village Eleven Series 2004
1,700,000	5.70	09/01/2024	1,779,067
2,300,000	5.80	09/01/2028	2,408,123
3,150,000	5.88	09/01/2034	3,292,065
Del Mar Race Track Authority RB Series 2005
2,300,000	5.00	08/15/2025	2,327,301
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa)(c)
3,810,000	5.63	06/01/2013	4,266,400
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 (AMBAC) (AAA)
50,000,000	5.00	06/01/2045	51,195,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (FGIC) (AAA/Aaa)
14,500,000	5.00	06/01/2045	14,846,550
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian) (AA)
32,000,000	5.00	06/01/2045	32,282,880
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Refunding Series 2005 A (A-/A3)
55,000,000	5.00	06/01/2045	55,540,650
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
20,485,000	6.75	06/01/2039	23,049,107
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-2 (BBB/Baa3)
6,000,000	7.90	06/01/2042	7,195,260
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
2,650,000	7.88	06/01/2042	3,173,825
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-4 (BBB/Baa3)
3,000,000	7.80	06/01/2042	3,579,180
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
8,330,000	7.88	06/01/2042	9,976,591
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (AAA/Aaa)(c)
45,570,000	5.50	06/01/2013	50,666,549
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.88	07/01/2020	2,424,471
HI Desert California Memorial Health Care District RB Refunding Series 1998
2,250,000	5.50	10/01/2015	2,260,868

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
$2,000,000	5.50%	10/01/2019	$2,008,180
Kaweah Delta Health Care District RB Series 2004 (A3)
3,675,000	6.00	08/01/2034	3,968,302
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,000,000	4.50	05/01/2009	1,020,510
550,000	5.00	05/01/2010	573,425
2,700,000	5.00	05/01/2011	2,829,033
2,715,000	5.00	05/01/2012	2,851,293
2,345,000	5.00	05/01/2015	2,458,029
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (AA)
1,495,000	5.00	08/01/2035	1,519,862
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
1,900,000	7.00	09/02/2030	2,063,476
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
1,435,000	5.05	09/01/2030	1,427,552
690,000	5.05	09/01/2035	686,143
Lakewood Ranch Community Development District No. 6 Capital Improvements RB Special Assessment Series 2005 A
8,495,000	5.70	05/01/2036	8,564,149
Lakewood Ranch Community Development District No. 6 RB for Capital Improvement Series 2004 A
5,860,000	6.13	05/01/2034	6,072,952
Lincoln Special Tax for Community Facilities District No. 2003-1 Series 2004
3,800,000	5.95	09/01/2028	4,053,460
3,300,000	6.00	09/01/2034	3,517,008
Long Beach Special Tax for Community Facilities District #6 Pike Series 2002
5,000,000	6.30	10/01/2032	5,244,600
Los Angeles Community College District GO Bonds Series 2001 II-R-71-A (MBIA) (RITES) (Aaa)(b)
1,665,000	12.86	08/01/2014	2,170,894
Los Angeles Community College District GO Bonds Series 2001 II-R-71-B (MBIA) (RITES) (Aaa)(b)
1,670,000	12.90	08/01/2015	2,177,413
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease Continental Airlines Series 1994 (AMT) (B)
960,000	9.25	08/01/2024	969,245
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B-/Caa2)
1,580,000	6.13	12/01/2007	1,581,596
7,140,000	7.00	12/01/2012	7,265,164
43,975,000	7.50	12/01/2024	45,463,993
Merced Community Facilities District No. 2003-1 Special Tax Series 2005
1,000,000	5.00	09/01/2030	967,190
1,000,000	5.10	09/01/2035	974,910

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
$1,660,000	5.20%	09/01/2035	$1,645,857
Oakley Public Finance Authority RB Series 2004
1,430,000	5.88	09/02/2024	1,493,249
2,000,000	6.00	09/02/2028	2,095,680
2,515,000	6.00	09/02/2034	2,626,339
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.75	09/01/2025	1,561,710
Orange County Community Facilities District Special Tax for No. 1 Ladera Ranch Series 2000 A(c)
1,000,000	6.20	08/15/2008	1,070,160
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
650,000	5.25	09/02/2016	663,176
655,000	5.25	09/02/2017	668,310
Poway California Unified School District Special Tax Community Facilities District 6-4 South Series 2005
3,050,000	5.13	09/01/2035	2,998,821
Roseville Community Facilities District Special Tax No. 1-Westpark Series 2005
3,500,000	5.20	09/01/2036	3,500,770
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
450,000	5.00	09/01/2023	451,040
1,160,000	5.00	09/01/2024	1,161,067
1,000,000	5.00	09/01/2029	996,080
3,040,000	5.10	09/01/2035	3,040,638
Soledad Improvement Bond Act 1915 for Special Assessment District No. 1 The Vineyards Series 2000
1,985,000	7.25	09/02/2030	2,018,765
Temecula Valley Unified School District Community Facilities District Special Tax No. 02-2 Series 2005
1,030,000	5.00	09/01/2025	1,030,494
3,395,000	5.13	09/01/2035	3,400,398
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
4,650,000	5.50	06/01/2045	4,677,528
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
16,000,000	5.25	06/01/2027	16,316,000
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Series 2002 A (BBB/Baa3)
8,895,000	5.63	06/01/2043	9,113,728
Upland Community Facilities District Special Tax for 2003-2 San Antonio Improvement Series 2004 1-A
4,000,000	6.00	09/01/2034	4,145,000
Valley Health System Hospital RB Refunding & Improvement Project Series 1996 A (B+)
2,410,000	6.50	05/15/2015	2,426,364

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
$5,770,000	6.50%	05/15/2025	$5,747,901
Valley Health Systems COPS Refunding Project Series 1993 (B+)
21,005,000	6.88	05/15/2023	21,065,914
Yuba County Community Facilities District Special Tax 2004-1 Edgewater Series 2005
1,575,000	5.00	09/01/2023	1,563,707
2,635,000	5.13	09/01/2035	2,626,305

			642,022,396

Colorado - 0.9%
Colorado Health Facilities Authority RB for Covenant Retirement Communities Inc. Series 2005 (BBB)
13,850,000	5.00	12/01/2035	13,615,797
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
10,000,000	5.00	03/01/2025	10,086,800
Eagle Bend Metropolitan GO Bonds District No. 2 Series 2004 (Radian) (AA/Aa3)
1,000,000	5.00	12/01/2020	1,038,250
McKay Landing Metropolitan GO Bonds District No. 2 Series 2000
1,500,000	7.50	12/01/2019	1,615,650
McKay Landing Metropolitan GO Bonds District No. 2 Subseries 2004 A
2,000,000	7.50	12/01/2034	2,072,300
Saddle Rock South Metropolitan GO Bonds Mill Levy Obligation Series 2000
3,000,000	7.20	12/01/2019	3,202,500
Tablerock Metropolitan District Colorado GO Bonds
2,750,000	7.00	12/01/2033	2,856,865
Tower Metropolitan District GO Bonds Refunding and Improvement Series 2005 (Radian) (AA/Aa3)
2,495,000	5.00	12/01/2029	2,545,324
Vista Ridge Metropolitan District GO Bonds Series 2001
9,575,000	7.50	12/01/2031	10,160,128

			47,193,614

Connecticut - 0.6%
Bridgeport Senior Living Facilities RB for 3030 Park Retirement Community Project Series 2005
7,000,000	7.25	04/01/2035	5,972,890
Connecticut State Development Authority PCRB Refunding for Connecticut Light & Power Co. RMK 9/23/98 Series 1993 A (BBB-/Baa1)
3,500,000	5.85	09/01/2028	3,701,845
Connecticut State Development Authority PCRB Refunding for Western Mass RMK 9/23/98 Series 1993 A (BBB/Baa2)
15,600,000	5.85	09/01/2028	16,511,976
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa3)(b)
3,485,000	9.97	12/15/2013	4,745,141

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Connecticut — (continued)
Connecticut State Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Ba1)
$695,000	5.88%	07/01/2022	$685,652
University of Connecticut GO Bonds Series 2004 PA 1255 (MBIA) (RITES) (AAA)(b)
2,660,000	8.63	01/15/2013	3,500,667

			35,118,171

Delaware - 0.2%
Bridgeville Special Obligation RB for Heritage Shores Special Development District Series 2005 A
6,847,000	5.45	07/01/2035	6,869,595
Bridgeville Special Obligation RB for Heritage Shores Special Development District Series 2005 B
500,000	5.13	07/01/2035	501,265
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2004 A (BBB+/Baa1)
1,250,000	5.50	06/01/2024	1,317,288
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
1,000,000	5.00	06/01/2024	1,022,380
1,000,000	5.00	06/01/2030	1,003,630

			10,714,158

District Of Columbia - 0.2%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (GNMA/FNMA) (AMT) (AAA)
340,000	6.35	06/01/2028	341,363
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
1,610,000	6.25	05/15/2024	1,704,990
6,000,000	6.50	05/15/2033	6,806,700
Washington D.C. Metropolitan Area Transportation Authority Gross Revenue RB for Rols RR II Series 2003 R 245 (MBIA) (RITES) (AAA)(b)
2,785,000	10.44	01/01/2010	3,453,289

			12,306,342

Florida - 34.9%
Aberdeen Community Development District Special Assessment Series 2005
12,000,000	5.50	05/01/2036	11,914,560
Amelia National Community Development District RB for Capital Improvement Series 2004 A
4,860,000	6.30	05/01/2035	5,133,375
Anthem Park Community Development District RB for Capital Improvement Series 2004
2,800,000	5.80	05/01/2036	2,818,368
Arborwood Community Development District RB for Centex Homes Projects Series 2005
61,000,000	5.00	05/01/2006	61,048,190

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Arborwood Community Development District RB for School Site Acquisition Project Series 2005
$6,115,000	5.50%	05/01/2014	$6,248,919
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A
26,375,000	5.35	05/01/2036	26,346,779
Ballantrae Community Development District RB for Capital Improvement Series 2004
4,925,000	6.00	05/01/2035	5,063,590
Bartam Park Community Development District Special Assessment Series 2005
5,000,000	5.30	05/01/2035	5,006,700
Beacon Tradeport Community Development District RB Special Assessment Project Series 2002 A (Radian) (AA)
1,965,000	5.25	05/01/2016	2,121,021
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 A
7,000,000	6.00	05/01/2033	7,206,640
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 B
6,220,000	5.80	05/01/2034	6,330,343
Bluewaters Community Development District Special Assessment Series 2004
3,000,000	6.00	05/01/2035	3,130,740
Bobcat Trail Community Development District RB Refunding for Capital Improvement Series 2005
2,500,000	5.20	05/01/2029	2,485,850
Bonita Springs Vasari Community Development District RB for Capital Improvement Series 2001 A
7,755,000	6.95	05/01/2032	8,347,094
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
1,000,000	7.13	05/01/2012	1,097,180
10,000,000	7.38	05/01/2034	10,908,400
2,000,000	7.50	05/01/2034	2,194,640
Brandy Creek Community Development District Special Assessment Series 2003 A
3,470,000	6.35	05/01/2034	3,652,002
Brandy Creek Community Development District Special Assessment Series 2003 B
570,000	5.40	05/01/2009	573,819
Bridgewater Community Development District Special Assessment Series 2004 A
9,485,000	6.00	05/01/2035	9,757,125
Bridgewater Wesley Chapel Community Development District RB for Capital Improvement Series 2005
3,595,000	5.75	05/01/2035	3,623,472
Briger Community Development District Special Assessment RB Series 2002 A
2,930,000	6.75	05/01/2033	3,104,306
Brighton Lakes Community Development District Special Assessment Series 2004 A
1,500,000	6.13	05/01/2035	1,582,260

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2000 A
$5,900,000	7.00%	05/01/2031	$6,210,576
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2003 A
1,610,000	6.13	05/01/2034	1,633,699
Capital Region Community Development District RB for Capital Improvement Series 2002 A
11,965,000	6.70	05/01/2032	12,856,512
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,080,000	6.70	05/01/2031	1,138,612
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,855,000	6.85	05/01/2031	3,045,257
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA)(c)(d)
3,000,000	8.95	10/01/2012	3,805,800
Catalina at Winkler Preserve Community Development District Special Assessment Series 2005
3,560,000	5.60	05/01/2036	3,578,868
Cedar Pointe Community Development District Special Assessment for Florida Capital Improvements Series 2005 A
6,090,000	5.38	05/01/2035	6,034,277
Celebration Community Development District Special Assessment Series 2003 A
2,965,000	6.40	05/01/2034	3,130,239
Century Gardens Community Development District Special Assessment Series 2004
2,385,000	5.90	05/01/2034	2,421,276
CFM Community Development District RB for Capital Improvement Series 2004 A
20,000,000	6.25	05/01/2035	21,053,200
CFM Community Development District RB for Capital Improvement Series 2004 B
1,725,000	5.88	05/01/2014	1,774,456
City Center Community Development District Special Assessment Series 2005 A
7,320,000	6.13	05/01/2036	7,341,814
Clearwater Cay Community Development District RB BANS Series 2005
23,650,000	5.38	12/01/2006	23,652,838
Colonial Country Club Community Development District Florida Capital Improvement RB Series 2003
11,270,000	6.40	05/01/2033	12,004,240
Concord Station Community Development District RB for Capital Improvement Series 2005
2,055,000	5.00	05/01/2015	2,056,171
16,110,000	5.30	05/01/2035	16,069,403
Concorde Estates Community Development District RB for Capital Improvement Series 2004 A
2,350,000	5.85	05/01/2035	2,390,937

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Concorde Estates Community Development District RB for Capital Improvement Series 2004 B
$1,105,000	5.00%	05/01/2011	$1,109,696
Connerton West Community Development District for Special Assessment Capital Improvement Series 2004 A-1
3,015,000	5.95	05/01/2035	3,087,330
Connerton West Community Development District for Special Assessment Capital Improvement Series 2004 A-2
2,290,000	5.85	05/01/2024	2,309,602
1,590,000	5.95	05/01/2036	1,609,175
Copper Oaks Community Development District Special Assessment Series 2005 A
3,670,000	5.45	05/01/2035	3,673,707
Copper Oaks Community Development District Special Assessment Series 2005 B
1,625,000	4.88	05/01/2010	1,628,543
Cory Lakes Community Development District for Special Assessment Series 2001 A
545,000	8.38	05/01/2017	565,508
Cory Lakes Community Development District for Special Assessment Series 2001 B
675,000	8.38	05/01/2017	739,638
Country Greens Community Development District Special Assessment RB Series 2003
6,035,000	6.63	05/01/2034	6,378,331
Covington Park Community Development District RB for Capital Improvement Series 2004 A
1,130,000	6.25	05/01/2034	1,172,963
Covington Park Community Development District RB for Capital Improvement Series 2004 B
330,000	5.30	11/01/2009	332,030
Covington Park Community Development District Refunding Special Assessment for Capital Improvement Series 2005 (A-)
1,000,000	5.00	05/01/2031	997,080
Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
5,000,000	7.05	05/01/2015	5,355,300
Cutler Cay Community Development District Special Assessment Series 2004
4,765,000	6.13	05/01/2024	4,915,574
2,480,000	6.30	05/01/2034	2,628,750
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,765,000	6.00	05/01/2034	1,788,333
Double Branch Community Development District Special Assessment Series 2002 A
10,980,000	6.70	05/01/2034	11,927,574
Double Branch Community Development District Special Assessment Series 2003 B
2,195,000	5.38	05/01/2008	2,205,931
Double Branch Community Development District Special Assessment Series 2003 C
65,000	5.13	05/01/2008	64,908

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Double Branch Community Development District Special Assessment Series 2005 A
$1,000,000	5.35%	05/01/2034	$984,500
Durbin Crossing Community Development District Special Assessment Series 2005 A
41,745,000	5.50	05/01/2037	41,738,321
Durbin Crossing Community Development District Special Assessment Series 2005 B-1
3,000,000	4.88	11/01/2010	3,008,040
Durbin Crossing Community Development District Special Assessment Series 2005 B-2
8,000,000	4.88	11/01/2010	7,966,320
East Homestead Community Development District Special Assessment Series 2005
4,000,000	5.45	05/01/2036	4,024,000
East Park Development District Special Assessment Series 2002
5,240,000	6.85	05/01/2033	5,617,961
Fishhawk Community Development District II Special Assessment RB Series 2003 A
5,920,000	6.25	05/01/2034	6,213,869
Fishhawk Community Development District II Special Assessment RB Series 2003 B
155,000	5.00	11/01/2007	154,763
Fishhawk Community Development District II Special Assessment RB Series 2004 A
2,470,000	6.13	05/01/2034	2,586,485
Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
4,930,000	7.30	05/01/2015	5,316,266
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 A
8,725,000	5.45	05/01/2036	8,727,530
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 B
2,000,000	4.85	05/01/2011	2,005,340
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
3,810,000	5.50	07/01/2008	3,840,785
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,640,000	6.50	05/01/2033	2,772,264
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
1,120,000	5.50	05/01/2010	1,133,619
Gateway Services District Water & Sewer RB Refunding Series 2003
2,215,000	6.00	10/01/2019	2,224,214
Grand Hampton Community Development District RB for Capital Improvement Series 2003
5,200,000	6.15	05/01/2034	5,397,600

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Grand Hampton Community Development District RB for Capital Improvement Series 2005
$4,045,000	5.50%	05/01/2036	$4,090,142
Grand Haven Community Development District Special Assessment Series 2002
400,000	6.13	11/01/2007	401,840
Grand Haven Community Development District Special Assessment Series 2003
280,000	5.20	11/01/2007	280,532
Grand Haven Community Development District Special Assessment Series 2004 B
1,480,000	5.00	05/01/2009	1,479,808
Greyhawk Landing Community Development District Special Assessment Series 2002 A
3,025,000	7.00	05/01/2033	3,257,441
Greyhawk Landing Community Development District Special Assessment Series 2002 B
885,000	6.25	05/01/2009	899,664
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,495,000	6.70	05/01/2033	4,745,372
Habitat Community Development RB Series 2004
4,745,000	5.85	05/01/2035	4,820,778
Halifax Hospital Medical Center RB Series 1999 A (BBB+)
955,000	7.25	10/01/2024	1,075,884
Hamal Community Development District Special Assessment Series 2001
3,725,000	6.75	05/01/2031	3,928,571
Hammocks Community Development District Special Assessment Series 2005 A
6,020,000	5.50	05/01/2037	6,028,127
Hammocks Community Development District Special Assessment Series 2005 B
1,600,000	4.88	11/01/2010	1,603,888
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,310,000	7.00	05/01/2033	2,469,713
Harbour Isles Community Development District Special Assessment Series 2004
4,365,000	6.13	05/01/2035	4,487,089
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
2,970,000	6.13	05/01/2034	3,054,229
Heritage Bay Community Development District RB for Capital Improvements Series 2005
16,125,000	5.50	05/01/2036	16,334,141
Heritage Harbor South Community Development District RB for Capital Improvement Series 2002 A
3,940,000	6.50	05/01/2034	4,161,310
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,235,000	6.20	05/01/2035	1,277,286

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 B
$2,155,000	5.25%	11/01/2008	$2,161,853
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005
9,000,000	5.60	05/01/2036	9,039,870
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
3,180,000	6.00	05/01/2035	3,259,945
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
1,840,000	5.00	11/01/2009	1,845,778
Heritage Isle at Viera Community Development District Special Assessment Series 2005
7,195,000	5.55	05/01/2037	7,218,887
Heritage Isles Community Development District RB for Special Assessment Series 2002
1,050,000	5.90	11/01/2006	1,051,701
Heritage Lake Park Community Development District Special Assessment Series 2004 B
5,570,000	5.10	11/01/2009	5,587,824
Heritage Lake Park Community Development Special Assessment Series 2005
1,700,000	5.70	05/01/2036	1,719,975
Heritage Landing Community Development District Special Assessment Series 2005
11,000,000	5.60	05/01/2036	11,116,270
Heritage Palms Community Development District RB for Capital Improvement Series 1999
130,000	6.25	11/01/2007	130,239
Heritage Park Community Development District RB for Special Assessment Series 2004 A
5,900,000	6.30	05/01/2035	6,091,278
Heritage Plantation Community Development District RB BANS Series 2005
6,655,000	5.00	11/01/2006	6,655,000
Highlands Community Development District Special Assessment Series 2005
3,750,000	5.55	05/01/2036	3,784,613
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
2,700,000	5.63	03/01/2024	2,868,021
Hypoluxo/Haverhill Community Development District Special Assessment Series 2002 A
1,370,000	6.75	05/01/2033	1,458,146
Indian Trace Development District Special Assessment for Isles at Weston Project Series 2003
1,960,000	5.50	05/01/2033	1,970,388
Indigo Community Development District for Capital Improvement Special Assessment Series 2005
9,000,000	5.75	05/01/2036	9,109,620

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Indigo Community Development District RB for Capital Improvement Series 1999 B
$25,000	6.40%	05/01/2006	$25,005
Islands at Doral Florida Special Assessment Series 2003
1,820,000	6.38	05/01/2035	1,917,206
Islands at Doral III Community Development District Special Assessment Series 2004 A
11,000,000	5.90	05/01/2035	11,257,840
Islands at Doral Ne Community Development District Special Assessment Series 2004
1,835,000	6.25	05/01/2034	1,928,915
Julington Creek Plantation Community Development District Special Assessment Series 2002 (MBIA) (AAA/Aaa)
2,970,000	4.75	05/01/2019	3,061,595
Keys Cove Community Development District II Series 2005
2,935,000	5.50	05/01/2036	2,957,042
Keys Cove Community Development District Special Assessment Series 2004
1,220,000	5.88	05/01/2035	1,261,968
Killarney Community Development District Special Assessment Series 2004 A
2,535,000	6.00	05/01/2035	2,598,958
Killarney Community Development District Special Assessment Series 2004 B
4,215,000	5.13	05/01/2009	4,224,779
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 A
2,425,000	6.40	05/01/2033	2,542,128
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 B
70,000	5.25	11/01/2007	70,133
Lake Ashton II Community Development District Special Assessment for Capital Improvement Series 2005 A
4,705,000	5.38	05/01/2036	4,700,577
Lake Ashton II Community Development District Special Assessment for Capital Improvement Series 2005 B
5,000,000	4.88	11/01/2010	5,012,150
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,440,000	7.45	05/01/2022	2,599,625
3,640,000	7.50	05/01/2032	3,891,706
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 A
7,725,000	6.10	05/01/2023	8,163,625
5,000,000	6.25	05/01/2034	5,311,800
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 B
5,850,000	5.30	05/01/2009	5,870,241
Lakewood Ranch Community Development District No. 4 Special Assessment RB Series 2004
2,160,000	5.95	05/01/2034	2,213,071
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2001 A
4,580,000	6.70	05/01/2031	4,889,425

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Lakewood Ranch Stewardship District BANS Series 2005
$15,855,000	4.88%	09/01/2006	$15,853,414
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005
5,535,000	4.88	08/01/2010	5,548,173
Lee County IDA Health Care Facilities RB for Shell Point Village Project Series 1999 A (BBB-)
7,000,000	5.50	11/15/2029	7,071,680
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.70	05/01/2033	2,648,975
Live Oak Community Development District No. 001 Special Assessment Series 2003 A
4,445,000	6.30	05/01/2034	4,636,624
Live Oak Community Development District No. 001 Special Assessment Series 2003 B
325,000	5.30	05/01/2008	325,722
Live Oak Community Development District No. 002 Special Assessment Series 2004 A
6,230,000	5.85	05/01/2035	6,320,335
Live Oak Community Development District No. 002 Special Assessment Series 2004 B
7,220,000	5.00	11/01/2009	7,228,736
Longleaf Community Development District Special Assessment Refunding Series 2005
6,270,000	5.40	05/01/2030	6,290,503
Longleaf Community Development District Special Assessment Series 2001
1,030,000	7.25	05/01/2009	1,049,745
Maple Ridge Community Development District Special Assessment Series 2000 A
1,530,000	7.15	05/01/2031	1,643,985
Marshall Creek Community Development District Special Assessment Series 2002
2,920,000	6.63	05/01/2032	3,076,308
Meadow Pines Community Development District Special Assessment RB Series 2004 A
7,010,000	6.25	05/01/2034	7,235,231
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
685,000	3.70	05/01/2011	658,073
710,000	3.88	05/01/2012	678,561
300,000	4.00	05/01/2013	285,417
1,745,000	4.60	05/01/2018	1,720,797
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
2,925,000	6.85	05/01/2033	3,095,235
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,925,000	6.40	05/01/2034	4,181,263
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 B
765,000	5.25	11/01/2007	766,454

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
$1,000,000	6.00%	05/01/2035	$1,023,780
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,755,000	6.30	05/01/2034	2,884,898
Meadow Pointe IV Community Development District Special Assessment for Capital Improvements Series 2005
4,455,000	5.25	05/01/2015	4,466,494
Meadow Pointe IV Community Development District Tax Allocation for Capital Improvement Series 2004 A
3,005,000	6.00	05/01/2036	3,127,063
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,740,000	6.80	05/01/2031	5,071,800
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
465,000	6.95	05/01/2031	486,227
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,575,000	6.85	05/01/2031	1,668,870
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
4,975,000	6.38	05/01/2034	5,290,564
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
5,310,000	5.50	05/01/2010	5,355,241
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+)
7,720,000	5.38	11/15/2028	7,835,028
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB+/Ba2)
4,975,000	6.13	11/15/2011	5,367,179
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2004 (BB+/Ba2)
13,600,000	6.75	11/15/2029	15,005,560
Middle Village Community Development District Special Assessment Series 2004 A
6,000,000	5.80	05/01/2022	6,184,860
15,620,000	6.00	05/01/2035	16,230,117
Middle Village Community Development District Special Assessment Series 2004 B
2,165,000	5.00	05/01/2009	2,174,288
Middle Village Community Development District Special Assessment Series 2004 C
610,000	5.13	05/01/2009	612,611
Mira Lago West Community Development District Special Assessment for Capital Improvement Series 2005
960,000	5.38	05/01/2036	948,307
Monterey/Congress Community Development District Special Assessment Series 2005 A
4,045,000	5.38	05/01/2036	4,044,474

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Monterra Community Development District Revenue BANS Series 2005
$28,000,000	5.00%	06/01/2006	$28,027,720
Monterra Community Development District Special Assessment Series 2005 A
22,000,000	5.50	05/01/2036	22,341,880
Monterra Community Development District Special Assessment Series 2005 B
30,000,000	5.00	11/01/2010	30,073,500
Moody River Estates Community Development District Capital Improvement RB Series 2005
7,000,000	5.35	05/01/2036	6,919,710
Narcoossee Community Development District Special Assessment Series 2002 A
4,980,000	6.85	05/01/2033	5,348,420
Narcoossee Community Development District Special Assessment Series 2002 B
70,000	5.75	05/01/2008	70,505
North Springs Improvement District RB Refunding for Water Management Series 2005 A
2,725,000	5.38	05/01/2024	2,736,690
North Springs Improvement District RB Refunding for Water Management Series 2005 B
5,915,000	5.50	05/01/2035	5,946,586
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-1
8,000,000	5.45	05/01/2026	7,996,560
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-2
4,000,000	5.50	05/01/2026	3,975,600
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 B-1
2,750,000	5.13	05/01/2015	2,749,945
Oak Creek Community Development District Special Assessment Series 2004
1,775,000	5.80	05/01/2035	1,813,074
Oakstead Community Development District RB for Capital Improvement Series 2002 A
4,685,000	6.88	05/01/2033	4,999,176
Oakstead Community Development District RB for Capital Improvement Series 2002 B
325,000	5.90	05/01/2007	324,633
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 A
6,815,000	5.90	05/01/2035	6,971,063
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 B
3,220,000	5.38	05/01/2014	3,266,787
Orange County Florida Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
1,865,000	4.75	11/15/2036	1,811,978

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Orange County Health Facilities Authority RB for Orlando Lutheran Healthcare Series 2005
$1,100,000	5.38%	07/01/2020	$1,086,976
1,000,000	5.70	07/01/2026	1,002,570
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2004
965,000	6.00	05/01/2020	1,012,806
4,500,000	6.25	05/01/2034	4,757,085
Orlando Urban Community Development District Special Assessment Series 2001 A
7,855,000	6.95	05/01/2033	8,436,113
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A
2,305,000	6.13	05/01/2035	2,397,223
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
6,880,000	5.13	05/01/2009	6,909,997
Palm Beach County Plantation Community Development District Special Assessment RB Series 2004 A
7,165,000	6.25	05/01/2034	7,436,912
Palma Sola Trace Community Development District RB for Capital Improvement Series 2005
4,000,000	5.75	05/01/2035	4,028,800
Panther Trace Community Development District Special Assessment Series 2002 A
1,665,000	7.25	05/01/2033	1,828,453
Panther Trace II Community Development District Special Assessment Series 2005 A
7,000,000	5.60	05/01/2035	7,013,930
Panther Trails Community Development District Special Assessment Series 2005
3,810,000	5.60	05/01/2036	3,825,773
Park Place Community Development District Special Assessment Series 2003
4,430,000	6.38	05/01/2034	4,699,787
Parklands Lee Community Development District Special Assessment Series 2004 A
4,000,000	5.80	05/01/2035	4,084,480
Parklands Lee Community Development District Special Assessment Series 2004 B
500,000	5.13	05/01/2011	500,875
Parklands West Community Development District Special Assessment Series 2001 A
3,375,000	6.90	05/01/2032	3,569,535
Parklands West Community Development District Special Assessment Series 2001 B
40,000	6.00	05/01/2006	40,026
Parkway Center Community Development District Special Assessment Series 2000 A
484,116	8.25	05/01/2031	485,859
Paseo Community Development District Capital Improvement RB Series 2005 A
10,555,000	5.40	05/01/2036	10,480,904

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Pier Park Community Development District RB for Capital Improvement Series 2002 1
$10,125,000	7.15%	05/01/2034	$10,865,846
Pine Island Community Development District Special Assessment Series 2004
5,435,000	5.30	11/01/2010	5,416,412
11,780,000	5.75	05/01/2035	12,000,993
Poinciana Community Development District Special Assessment Series 2000 A
5,770,000	7.13	05/01/2031	6,142,511
Principal One Community Development District Jacksonville Special Assessment Series 2005
1,000,000	5.65	05/01/2035	1,002,030
Renaissance Commons Community Development District Special Assessment Series 2005 A
2,000,000	5.60	05/01/2036	2,025,000
Renaissance Community Development District RB for Capital Improvement Series 2002 A
7,195,000	7.00	05/01/2033	7,696,923
Renaissance Community Development District RB for Capital Improvement Series 2002 B
475,000	6.25	05/01/2008	480,182
Reunion East Community Development District Special Assessment Series 2002 A
19,620,000	7.20	05/01/2022	21,342,636
2,450,000	7.38	05/01/2033	2,683,363
Reunion East Community Development District Special Assessment Series 2002 B
1,255,000	5.90	11/01/2007	1,263,948
Reunion East Community Development District Special Assessment Series 2003
2,775,000	5.20	11/01/2007	2,776,610
Reunion East Community Development District Special Assessment Series 2005
12,880,000	5.80	05/01/2036	13,211,660
Reunion West Community Development District Special Assessment Series 2004
25,500,000	6.25	05/01/2036	26,750,265
River Bend Community Development District Capital Improvement RB Series 2005
9,000,000	5.45	05/01/2035	9,008,730
River Hall Community Development District RB for Capital Improvement Series 2005
5,000,000	5.45	05/01/2036	5,056,300
Rivercrest Community Development District Special Assessment Series 2001
5,425,000	7.00	05/01/2032	5,828,295
Riverside Park Community Development District Special Assessment Series 2004
2,000,000	6.13	05/01/2034	2,045,100
Saddlebrook Community Development District Special Assessment Series 2001 A
5,000,000	6.90	05/01/2033	5,370,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Saddlebrook Community Development District Special Assessment Series 2001 B
$35,000	6.25%	05/01/2009	$35,829
Sail Harbour Community Development District Special Assessment Series 2005 A
6,960,000	5.50	05/01/2036	6,969,396
Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A
2,255,000	6.95	05/01/2031	2,339,630
Sandy Creek Community Development District Special Assessment Series 2005 A
10,550,000	5.70	05/01/2037	10,597,897
Sandy Creek Community Development District Special Assessment Series 2005 B
15,000,000	5.00	11/01/2010	15,030,450
Seven Oaks Community Development District I RB Special Assessment Series 2002
400,000	5.60	11/01/2007	399,364
Seven Oaks Community Development District II RB Special Assessment Series 2003 A
4,700,000	6.40	05/01/2034	4,945,998
Seven Oaks Community Development District II RB Special Assessment Series 2003 B
800,000	5.30	11/01/2008	803,032
Seven Oaks Community Development District II RB Special Assessment Series 2004 A
5,000,000	5.88	05/01/2035	5,045,700
Seven Oaks Community Development District II RB Special Assessment Series 2004 B
2,945,000	5.00	05/01/2009	2,957,811
Shingle Creek BANS Series 2005
27,000,000	5.13	08/01/2006	27,036,720
South Bay Community Development District RB for Capital Improvement Series 2005 A
22,755,000	5.95	05/01/2036	23,547,102
South Bay Community Development District RB for Capital Improvement Series 2005 B-1
5,500,000	5.13	11/01/2009	5,535,860
South Bay Community Development District RB for Capital Improvement Series 2005 B-2
4,000,000	5.38	05/01/2013	4,066,040
South Fork Community Development District RB Special Assessment Series 2004 A-1
515,000	5.90	05/01/2034	521,535
South Fork Community Development District RB Special Assessment Series 2004 A-2
1,825,000	5.90	05/01/2035	1,860,113
South Fork Community Development RB Series 2003
2,490,000	6.15	05/01/2033	2,569,805
South Fork East Community Development District Capital Improvement RB Series 2005
9,000,000	5.35	05/01/2036	8,896,770

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
South Village Community Development District RB for Capital Improvement Series 2005 A
$13,500,000	5.70%	05/01/2035	$13,689,810
South-Dade Venture Community Development District Special Assessment Series 2004
2,745,000	6.00	05/01/2024	2,816,260
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
8,395,000	5.80	05/01/2035	8,491,962
Southern Hills Plantation II Community Development District Capital Improvement Special Assessment Series 2004
3,570,000	5.85	05/01/2034	3,583,709
Spicewood Community Development District Special Assessment Series 2003 A
2,965,000	6.10	05/01/2034	3,052,912
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
5,060,000	6.13	05/01/2034	5,421,486
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
580,000	5.30	05/01/2010	585,991
Sterling Hill Community Development District RB for Capital Improvement Series 2003 A
4,000,000	6.20	05/01/2035	4,133,000
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B
2,625,000	5.50	11/01/2010	2,648,756
Stonegate Community Development District RB Special Assessment Series 2004
2,250,000	6.13	05/01/2034	2,340,023
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,570,000	5.90	05/01/2034	3,644,934
Summerville Community Development District Special Assessment Series 2006
1,000,000	5.50	05/01/2036	997,690
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,780,000	6.80	10/01/2032	7,084,693
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,575,000	6.90	10/01/2034	4,795,607
Sumter Landing Community Development District Recreational RB Series 2005 A (MBIA) (AAA/Aaa)
1,750,000	4.63	10/01/2030	1,738,433
2,000,000	4.75	10/01/2035	1,993,560
1,750,000	5.13	10/01/2038	1,818,128
Sumter Landing Community Development District Recreational RB SubSeries 2005 B
6,500,000	5.70	10/01/2038	6,526,390
Sumter Landing Community Development District Special Assessment Series 2003
900,000	6.25	05/01/2013	956,619
10,000,000	6.95	05/01/2033	10,792,300

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Suncoast Community Development District RB for Capital Improvement Series 2004 A
$5,370,000	5.88%	05/01/2034	$5,427,029
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 A
13,280,000	5.38	05/01/2037	13,010,814
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B
9,500,000	5.00	05/01/2015	9,405,000
The Quarry Community Development District Special Assessment Series 2005 A-1
55,350,000	5.50	05/01/2036	55,849,810
The Quarry Community Development District Special Assessment Series 2005 A-2
8,345,000	5.25	05/01/2036	8,378,964
Thousand Oaks Community Development District Special Assessment RB Series 2005 A1
4,455,000	5.35	05/01/2035	4,461,148
Thousand Oaks Community Development District Special Assessment RB Series 2005 A2
1,000,000	5.35	05/01/2036	1,000,720
Tisons Landing Community Development District Special Assessment RB Series 2005 A
2,600,000	5.63	05/01/2037	2,608,892
Tisons Landing Community Development District Special Assessment RB Series 2005 B
9,500,000	5.00	11/01/2011	9,541,515
Tomoka Community Development District Series 2004 A
8,250,000	6.10	05/01/2035	8,577,442
Town Center at Palm Coast Community Development District Special Assessment for Capital Improvement Series 2005
10,000,000	6.00	05/01/2036	10,268,500
Turnbull Creek Community Development District Special Assessment Series 2005
7,000,000	5.80	05/01/2035	7,105,630
University Place Community Development District Special Assessment Series 2001 A
1,680,000	7.00	05/01/2032	1,801,750
Venetian Community Development District RB for Capital Improvement Series 2002 A
3,900,000	6.75	05/01/2034	4,158,843
Verona Walk Community Development District RB for Capital Improvement Series 2004
7,000,000	5.85	05/01/2035	7,168,630
Village Center Community Development District Recreational RB SubSeries 1998 B
1,930,000	8.25	01/01/2017	2,024,609
Village Center Community Development District Recreational RB SubSeries 1998 C
2,145,000	7.38	01/01/2019	2,279,298
Village Center Community Development District Recreational RB SubSeries 2003
4,005,000	6.35	01/01/2018	4,247,663

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Village Center Community Development District Recreational RB SubSeries 2004 B
$5,570,000	5.88%	01/01/2015	$5,770,910
Village Community Development District No. 3 Special Assessment Series 2002
7,000,000	6.50	05/01/2032	7,468,580
Village Community Development District No. 4 Special Assessment Series 2000
2,770,000	7.15	05/01/2018	3,018,441
Village Community Development District No. 4 Special Assessment Series 2002
4,050,000	6.88	05/01/2022	4,395,222
5,675,000	6.95	05/01/2032	6,139,953
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.50	05/01/2033	532,505
Village Community Development District No. 5 Special Assessment Series 2002 A
16,595,000	6.50	05/01/2033	17,764,616
Village Community Development District No. 5 Special Assessment Series 2003 A
4,037,000	6.00	05/01/2022	4,213,296
21,600,000	6.10	05/01/2034	22,597,704
Village Community Development District No. 5 Special Assessment Series 2003 B
1,725,000	5.00	05/01/2008	1,727,484
Village Community Development District No. 6 Special Assessment RB Series 2004
5,695,000	5.63	05/01/2022	5,793,808
44,400,000	5.80	05/01/2035	45,337,728
Village Community Development District No. 7 Special Assessment Series 2006
89,570,000	5.38	05/01/2036	89,434,749
Villages of Westport Community Development District RB for Capital Improvement Series 2005 A
12,700,000	5.70	05/01/2035	12,885,420
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
5,505,000	5.60	05/01/2036	5,554,435
Villasol Community Development District Special Assessment RB Series 2003 A
4,115,000	6.60	05/01/2034	4,370,212
Villasol Community Development District Special Assessment RB Series 2003 B
705,000	5.38	05/01/2008	708,081
Vista Lakes Community Development District RB for Capital Improvement Series 2002 A
3,660,000	6.75	05/01/2034	3,881,686
Vizcaya Community Development District Special Assessment Series 2002
250,000	5.90	05/01/2007	250,805

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Vizcaya Community Development District Special Assessment Series 2003 B
$635,000	5.40%	11/01/2007	$636,670
Vizcaya in Kendall Community Development District BANS Series 2005
15,000,000	5.13	12/01/2006	15,007,500
Walnut Creek Community Development District Special Assessment Series 2000 A
3,890,000	7.30	05/01/2021	4,184,784
Waterchase Community Development District RB for Capital Improvement Series 2001 A
2,860,000	6.70	05/01/2032	3,059,599
Watergrass Community Development District Special Assessment Series 2005 A
6,230,000	5.50	05/01/2036	6,242,024
Watergrass Community Development District Special Assessment Series 2005 B
4,000,000	4.88	11/01/2010	3,997,440
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
950,000	6.95	05/01/2031	1,012,216
Waters Edge Community Development District RB for Capital Improvement Series 2005
2,000,000	5.30	05/01/2036	2,007,400
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
4,500,000	6.00	05/01/2023	4,691,025
24,250,000	6.13	05/01/2035	25,278,685
Westside Community Development District Special Assessment Series 2005
5,000,000	5.65	05/01/2037	5,038,300
World Commerce Community Development District Special Assessment Series 2004 A-1
1,000,000	6.25	05/01/2022	1,040,870
500,000	6.50	05/01/2036	520,195
World Commerce Community Development District Special Assessment Series 2004 A-2
3,000,000	6.13	05/01/2035	3,122,220
Wyndam Park Community Development District Special Assessment Series 2003
2,500,000	6.38	05/01/2034	2,618,350
Wynnfield Lakes Community Development District Special Assessment Series 2005 A
11,550,000	5.60	05/01/2036	11,594,583

			1,907,574,805

Georgia - 0.5%
Atlanta Tax Allocation for Eastside Project Series 2005 A (AMT)
1,230,000	5.63	01/01/2016	1,252,755
Atlanta Tax Allocation for Eastside Project Series 2005 B
1,085,000	5.40	01/01/2020	1,093,398
2,250,000	5.60	01/01/2030	2,275,447

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Georgia — (continued)
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
$10,000,000	7.75%	12/01/2014	$10,967,000
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
3,675,000	5.50	01/01/2034	3,874,663
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
5,845,000	4.85	06/01/2009	5,892,812
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.13	02/15/2034	1,770,405
Tift County IDA RB for Beverly Enterprises Project Series 2000
725,000	7.50	07/01/2010	727,719

			27,854,199

Guam - 0.2%
Guam Government GO Bonds Series 1993 A (B)
5,000,000	5.38	11/15/2013	5,007,800
Guam Government Waterworks Authority Water & Wastewater System RB Series 2005 (Ba2)
1,500,000	6.00	07/01/2025	1,615,875
3,000,000	5.88	07/01/2035	3,157,530

			9,781,205

Hawaii - 0.2%
Hawaii Airport System RB Series 2001 II-R-59 (AMT) (FGIC) (RITES) (Aaa)(b)
2,500,000	13.36	07/01/2015	3,384,100
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 1997 (AMT) (B/Caa2)
7,195,000	5.63	11/15/2027	5,837,951
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
2,840,000	7.38	08/01/2011	2,935,594

			12,157,645

Illinois - 2.7%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.75	12/01/2032	4,316,720
Chicago Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
6,550,000	6.50	12/01/2007	6,845,994
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,137,820
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
250,000	6.50	12/01/2006	255,370

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Chicago O’Hare International Airport RB for General Airport Third Lien Improvements Series 2005 A (FGIC) (AAA/Aaa)
$62,430,000	5.00%	01/01/2033	$64,497,682
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
2,650,000	6.25	10/01/2032	2,735,304
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (BBB/Baa1)(a)
6,050,000	5.50	02/28/2014	6,198,830
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa3)
8,000,000	6.25	05/01/2030	8,676,320
7,840,000	6.25	05/01/2034	8,052,307
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A
2,500,000	5.00	02/15/2015	2,482,375
5,000,000	5.38	02/15/2025	5,017,600
4,000,000	5.63	02/15/2037	4,016,360
Illinois Finance Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2005 A (AMT) (BBB)
4,600,000	5.05	08/01/2029	4,587,442
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-SR Series 2004 A (Baa2)
6,905,000	5.00	06/01/2024	6,901,271
5,760,000	5.13	06/01/2035	5,714,899
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-Subseries 2004 B (Baa3)
2,075,000	5.00	06/01/2024	2,048,793
4,000,000	5.38	06/01/2035	3,969,200
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa1)
2,000,000	6.00	07/01/2021	2,140,580
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004
1,805,000	6.25	03/01/2034	1,887,200
Lombard Public Facilities Corp. RB for Conference Center and Hotel Second Tier Series 2005 B (AA-)
4,420,000	5.25	01/01/2036	4,599,982
Ottawa Illinois Health Care Facilities RB for Ottawa Community Hospital Series 2004 (Radian) (AA)
1,900,000	5.13	08/15/2019	1,991,580
1,100,000	5.00	08/15/2021	1,131,526

			150,205,155

Indiana - 1.3%
Fort Wayne Industrial PCRB Refunding for General Motors Corp. Project Series 2002 (B/B1)
7,530,000	6.20	10/15/2025	6,138,757
Indiana Health & Educational Facilities Finance Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
10,000,000	5.00	02/15/2036	9,984,400
42,620,000	5.00	02/15/2039	42,278,614

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
$1,500,000	6.38%	08/01/2031	$1,584,750
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
7,360,000	5.10	01/15/2017	7,673,610
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT)(e)
10,000,000	6.50	11/15/2031	1,774,500
Jasper County Industrial Economic Development RB for Georgia Pacific Corp. Project Series 2000 (AMT) (B2)
2,500,000	6.70	04/01/2029	2,583,600

			72,018,231

Iowa - 1.5%
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
15,925,000	5.38	06/01/2038	15,694,565
12,500,000	5.50	06/01/2042	12,463,750
19,530,000	5.63	06/01/2046	19,557,342
Tobacco Settlement Authority RB Series 2001 B (AAA/Baa3)(c)
31,645,000	5.30	06/01/2011	33,974,389

			81,690,046

Kansas - 0.3%
Olathe Senior Living Facilities RB Refunding for Aberdeen Village Inc. Series 2005 A
3,500,000	5.60	05/15/2028	3,513,405
Wyandotte County/Kansas City University Government Special Obligation RB Refunding for Sales Tax 2nd Lien Area B Series 2005
5,000,000	4.75	12/01/2016	5,085,600
7,000,000	5.00	12/01/2020	7,168,000

			15,767,005

Kentucky - 0.2%
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.70	10/01/2010	491,090
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 B (MBIA) (AAA/Aaa)(f)
2,000,000	0.00	10/01/2022	932,880
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)
6,750,000	6.00	10/01/2018	7,701,885

			9,125,855

Louisiana - 1.9%
De Soto Parish Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
6,260,000	5.00	11/01/2018	6,207,166

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — (continued)
Hodge Utility RB Series 2003 (AMT) (CCC+)
$6,750,000	7.45%	03/01/2024	$7,221,757
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
5,000,000	5.25	09/01/2015	5,340,900
1,500,000	5.25	09/01/2016	1,597,260
New Orleans Sewer Services RB BANS Series 2005 (SP-3)
34,000,000	3.00	07/26/2006	33,619,540
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
17,225,000	5.50	05/15/2030	17,944,316
28,575,000	5.88	05/15/2039	30,122,908

			102,053,847

Maryland - 1.0%
Baltimore Maryland Convention Center Hotel RB SubSeries 2006 B (BB/Ba1)
600,000	5.00	09/01/2016	598,476
4,000,000	5.88	09/01/2039	4,141,400
Baltimore Maryland Special Obligation RB for Clipper Mill Project Series 2004
4,627,000	6.25	09/01/2033	4,870,982
Baltimore Maryland Special Obligation RB for Harborview Lot No. 2 Series 2003
3,000,000	6.50	07/01/2031	3,204,300
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
3,750,000	7.00	07/01/2033	4,073,025
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES) (AA)(b)
5,825,000	8.57	05/01/2014	7,838,353
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB+/Baa1)
1,000,000	5.75	08/15/2016	1,094,420
4,500,000	5.38	08/15/2024	4,708,215
10,750,000	5.50	08/15/2033	11,096,795
Prince Georges County Special Obligation Bonds for National Harbor Project Series 2004 RMKT 9/21/05
1,890,000	4.70	07/01/2015	1,912,491
4,750,000	5.20	07/01/2034	4,766,007
Prince Georges County Special Tax District for Victoria Falls Project Series 2005
1,500,000	5.25	07/01/2035	1,497,810
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
4,000,000	6.25	05/01/2034	4,138,000

			53,940,274

Massachusetts - 0.7%
Massachusetts Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+)
2,235,000	5.63	04/01/2019	2,250,623
2,000,000	5.63	04/01/2029	1,983,300
Massachusetts GO Bonds Series 2001 II-R-101(FSA) (Aaa)(b)
2,500,000	16.04	12/01/2014	3,256,800

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
$2,900,000	9.00%	12/15/2015	$3,521,296
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.20	12/15/2031	2,321,860
Massachusetts Health and Educational Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba1)
265,000	5.75	10/01/2006	265,562
5,400,000	6.00	10/01/2023	5,412,798
Massachusetts State Development Finance Agency RB for First Mortgage Brookhaven Series 2005 A (Radian) (AA)
2,975,000	4.50	03/01/2018	2,980,891
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.63	10/01/2024	1,064,390
1,000,000	5.70	10/01/2034	1,053,670
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
7,530,000	5.50	07/01/2040	7,549,201
Massachusetts State Health and Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
3,845,000	5.00	08/15/2035	3,865,186
Massachusetts State Health and Educational Facilities Authority RB for UMass Memorial Issue Series 2005 D (BBB/Baa2)
3,700,000	5.00	07/01/2033	3,613,494

			39,139,071

Michigan - 0.9%
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Refunding Series 2003 (Baa3)
3,205,000	5.50	07/01/2008	3,243,396
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Baa3)
1,250,000	5.38	07/01/2028	1,188,162
Michigan State Hospital Finance Authority RB for Chelsea Community Hospital Obligation Series 2005 (BBB)
415,000	5.00	05/15/2025	413,950
400,000	5.00	05/15/2030	391,164
1,000,000	5.00	05/15/2037	967,680
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa1)
1,530,000	5.00	05/15/2026	1,541,184
2,000,000	5.00	05/15/2034	1,984,880
Michigan State Hospital Finance Authority RB Series 2005 (MBIA) (AAA/Aaa)
3,000,000	5.00	11/15/2036	3,096,510
Michigan State Strategic Fund PCRB Adjusted Refunding for General Motors Corp. Series 1995 (B/B1)
2,515,000	6.20	09/01/2020	2,121,076

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Michigan — (continued)
Michigan State Strategic Fund Solidwaste Disposal RB Refunding for Waste Management Inc. Project Series 2002 (AMT) (BBB)
$10,000,000	4.63%	12/01/2012	$10,101,500
Midland County Economic Development RB for Obligation-Midland Series 2000 B (B/B3)
5,000,000	6.75	07/23/2009	4,937,500
Midland County Economic Development RB for Sub-Ltd. Obligation Series 2000 A (AMT) (B/B3)
11,150,000	6.88	07/23/2009	11,019,991
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1995(e)
3,250,000	6.75	12/01/2015	1,801,410
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1999 (AMT)(e)
8,235,000	6.00	12/01/2029	4,920,330

			47,728,733

Minnesota - 0.8%
Becker PCRB for Northern States Power Series 2000 A (A-/A2)
10,000,000	8.50	04/01/2030	12,514,600
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.25	06/15/2032	8,127,600
St. Paul Housing and Redevelopment Authority Hospital RB for Healtheast Project Series 2005 (BB+/Baa3)
11,500,000	6.00	11/15/2030	12,296,260
6,000,000	6.00	11/15/2035	6,415,440
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2003 A (BB)
2,700,000	5.75	05/01/2025	2,757,105
1,400,000	5.88	05/01/2030	1,438,094
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2003 B
2,700,000	6.00	05/01/2030	2,797,713

			46,346,812

Mississippi - 0.2%
Adams County Environmental Improvement RB for International Paper Co. Project Series 1999 A (AMT) (BBB/Baa3)
1,000,000	6.25	09/01/2023	1,067,730
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
7,400,000	5.88	04/01/2022	7,499,382

			8,567,112

Missouri - 0.8%
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
2,150,000	5.50	01/01/2009	2,168,275
1,000,000	6.25	01/01/2024	1,027,710
2,500,000	6.50	01/01/2035	2,582,375

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
$1,290,000	6.25%	01/01/2030	$1,312,007
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
3,230,000	4.75	06/01/2025	3,173,669
15,960,000	5.00	06/01/2035	16,041,715
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
5,845,000	4.00	01/02/2012	5,820,510
St. Louis IDA MF Hsg. for Vaughn Elderly Apartments Project Series 2004 (AMT)(a)
2,610,000	4.00	12/20/2006	2,616,629
St. Louis IDA MF Hsg. RB for Bluemeyer Elderly Apartments Project Series 2004 (AMT)(a)
6,500,000	3.13	08/20/2006	6,486,480

			41,229,370

Montana(a) - 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998 A-RMKT 5/1/03 (BBB+/Baa1)
10,500,000	5.20	05/01/2009	10,878,525

Nevada - 1.5%
Clark County Improvement District No. 142-Local Improvement Special Assessment Series 2003
1,460,000	5.80	08/01/2015	1,505,902
5,000,000	6.10	08/01/2018	5,127,900
4,000,000	6.38	08/01/2023	4,091,440
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 A (AMT) (B-)
10,380,000	5.60	10/01/2030	10,197,727
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 B (AMT) (B-)
13,665,000	5.90	10/01/2030	13,665,956
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 C (B-)
710,000	5.50	10/01/2030	710,327
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)(a)
4,835,000	5.45	03/01/2013	5,068,772
Clark County School District GO Bonds Series 2003 PA 1220 (MBIA) (RITES) (AAA)(b)
4,475,000	10.58	06/15/2012	6,329,619
Henderson Local Improvement Districts No. T-14 Special Assessment Series 2003
1,945,000	5.55	03/01/2017	2,003,603
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
620,000	4.50	03/01/2008	626,473
1,060,000	4.90	03/01/2017	1,058,209
1,555,000	5.00	03/01/2020	1,547,940
820,000	5.10	03/01/2022	820,763
3,600,000	5.13	03/01/2025	3,588,660

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Nevada — (continued)
Henderson Local Improvement Districts No. T-17 Special Assessment Series 2005
$1,400,000	5.00%	09/01/2025	$1,386,084
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,135,000	5.70	06/01/2008	1,180,740
1,975,000	6.75	06/01/2021	2,045,132
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,335,000	5.90	06/01/2017	1,376,225
1,375,000	5.90	06/01/2018	1,430,234
500,000	6.00	06/01/2019	515,465
5,000,000	6.25	06/01/2024	5,153,250
North Las Vegas Local Improvement Special Assessment for Special Improvement District No. 60-Aliante Series 2003
990,000	6.13	12/01/2017	1,021,413
1,485,000	6.40	12/01/2022	1,532,089
Washoe County Water Facilities RB for Sierra Pacific Power Co. Series 2001 (AMT) (BB/Ba1)(a)
8,000,000	5.00	07/01/2009	7,997,120

			79,981,043

New Hampshire - 0.0%
New Hampshire Health & Educational Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-)
1,000,000	5.50	07/01/2025	1,012,120
1,400,000	5.88	07/01/2034	1,430,450

			2,442,570

New Jersey - 4.3%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005 A
825,000	5.00	01/01/2015	821,139
710,000	5.75	01/01/2025	724,569
1,230,000	5.88	01/01/2037	1,248,352
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,500,000	6.25	11/01/2020	1,546,830
New Jersey Economic Development Authority Retirement RB for Seabrook Village Inc. Series 2000 A
2,500,000	8.00	11/15/2015	2,817,400
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1998 (AMT) (CCC+/Caa2)
7,480,000	5.50	04/01/2028	5,364,955
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1999 (AMT) (B/Caa2)
7,000,000	6.63	09/15/2012	6,910,050
24,520,000	6.25	09/15/2019	23,076,017
4,060,000	6.40	09/15/2023	3,836,416
10,635,000	6.25	09/15/2029	9,784,200
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (Baa3)
1,825,000	5.50	07/01/2030	1,892,361

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
$820,000	6.50%	07/01/2021	$890,635
500,000	6.63	07/01/2031	539,605
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1)
2,000,000	6.00	07/01/2032	2,111,820
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB+/Baa1)
1,500,000	6.88	07/01/2030	1,642,275
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson Series 2004 C
1,000,000	5.50	07/01/2023	1,044,410
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
44,470,000	5.75	06/01/2032	46,005,994
21,055,000	6.00	06/01/2037	21,925,203
40,105,000	6.13	06/01/2042	42,030,040
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
7,630,000	6.75	06/01/2039	8,509,892
5,130,000	7.00	06/01/2041	5,850,868
32,345,000	6.25	06/01/2043	35,087,532
Union County Utilities Authority RB for Ogden Martin Series 1998 A (AMBAC) (AMT) (AAA/Aaa)
6,970,000	5.50	06/01/2009	7,341,152
3,625,000	5.50	06/01/2010	3,858,160

			234,859,875

New Mexico - 0.1%
Farmington PCRB for Public Service Co. San Juan Series 1996 B (BBB/Baa2)
2,500,000	6.30	12/01/2016	2,613,700
Farmington PCRB for Tucson Electric Power Co. San Juan Series 1997 A (B+/Ba1)
3,000,000	6.95	10/01/2020	3,125,610

			5,739,310

New York - 2.7%
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)(b)
5,000,000	7.20	11/15/2015	6,051,600
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
1,000,000	5.00	08/01/2022	1,015,100
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 A (A3)
400,000	6.25	11/01/2021	430,236
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 B (A3)
1,000,000	5.88	11/01/2011	1,059,470
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 C (A3)
615,000	5.63	11/01/2010	640,086

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
$800,000	5.63%	11/01/2009	$846,168
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
150,000	5.20	11/01/2007	149,297
2,000,000	6.00	11/01/2020	2,003,580
New York City IDA Civic Facility RB for Staten Island University Hospital Series 2000 (B2)
1,010,000	6.38	07/01/2031	1,028,937
New York City IDA Special Facilities RB for British Airways PLC Project Series 1998 (AMT) (BB-/Ba2)
4,135,000	5.25	12/01/2032	3,618,704
New York City IDA Special Facilities RB for Continental Airlines Inc. Series 2003 (AMT) (CCC+)
1,740,000	7.25	11/01/2008	1,740,191
4,055,000	8.00	11/01/2012	4,061,569
New York City Industrial Development Agency Civic Facilities RB for Staten Island University Hospital Series 2002 PJ-C (B2)
1,485,000	6.45	07/01/2032	1,511,760
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1994 (AMT) (CCC/Caa2)
4,000,000	6.90	08/01/2024	3,270,680
New York City Industrial RB for Liberty 7 World Trade Center Project Series 2005 B
2,000,000	6.75	03/01/2015	2,125,260
New York City Industrial RB for Liberty 7 World Trade Center Series 2005 A
10,000,000	6.25	03/01/2015	10,443,100
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AAA)(b)
8,000,000	7.20	11/01/2026	9,442,560
New York Convention Center Development Corp. RB for Hotel Unit Fee Secured Series 2005 (AMBAC) (AAA/Aaa)
27,000,000	5.00	11/15/2044	27,927,450
New York Convention Center Operating Corp. COPS for Yale Building Acquisition Project Series 2003
4,000,000	5.25	06/01/2008	4,140,200
New York GO Bonds Series 2003 A (A+/A1)
4,000,000	5.00	08/01/2012	4,264,480
New York GO Bonds Series 2003 D (A+/A1)
6,000,000	5.25	10/15/2018	6,434,940
New York GO Bonds Series 2005 M (A+/A1)
7,980,000	5.00	04/01/2025	8,300,716
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (A3)
1,000,000	5.25	07/01/2024	1,047,710
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
6,620,000	5.00	05/01/2018	6,872,023

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Environmental Facilities Corp. PCRB Series 2004 PA 1261 (MBIA) (RITES) (AAA)(b)
$5,465,000	12.60%	06/15/2011	$8,094,102
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 PA 1218 (RITES) (B)(a)
3,625,000	9.23	01/01/2009	4,292,435
Saratoga County IDA Civic Facility RB for Saratoga Hospital Project Series 2004 A (BBB+)
975,000	5.00	12/01/2008	1,004,192
1,205,000	5.00	12/01/2012	1,260,912
300,000	5.00	12/01/2014	312,585
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A/1 (AA-/A1)
16,910,000	5.50	06/01/2018	18,423,107
Westchester County Healthcare Corp. RB for Senior Lien Series 2000 A (B/Ba2)
4,000,000	5.88	11/01/2025	3,989,560
Yonkers IDA Civic Facility RB for St. Joseph Hospital Yonkers Series 1998 A
500,000	6.15	03/01/2015	456,995
Yonkers IDA Civic Facility RB for St. Joseph Hospital Yonkers Series 1998 C
750,000	6.15	03/01/2015	685,493
800,000	6.20	03/01/2020	709,728

			147,654,926

North Carolina - 1.3%
Charlotte Special Facilities RB for Charlotte/Douglas International US Airways Airport Series 1998 (AMT)
6,760,000	5.60	07/01/2027	5,092,714
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
3,000,000	7.75	02/01/2028	2,915,430
Gaston County Industrial Facilities & Pollution Control Financing Authority RB for National Gypsum Co. Project Series 2005 (AMT)
20,500,000	5.75	08/01/2035	21,504,705
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
6,495,000	5.38	01/01/2016	6,908,342
4,850,000	5.38	01/01/2017	5,161,661
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
3,400,000	5.13	01/01/2023	3,510,602
North Carolina Medical Care Community Hospital RB for Maria Parham Medical Center Series 2003 (Radian) (AA)
2,505,000	5.50	10/01/2013	2,709,483
North Carolina Medical Care Community Retirement Facilities RB 1st Mortgage for Givens Estates Project Series 2003 A
3,000,000	6.50	07/01/2032	3,161,160

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
North Carolina — (continued)
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 A
$2,750,000	5.25%	09/01/2021	$2,763,585
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 B(a)
1,500,000	4.30	09/01/2008	1,494,525
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Methodist Church Series 2005 C
1,000,000	5.25	10/01/2024	1,004,210
1,600,000	5.50	10/01/2032	1,616,320
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.50	01/01/2014	1,113,740
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (BBB+/A3)
1,750,000	6.38	01/01/2013	1,925,368
5,000,000	6.50	01/01/2020	5,521,600
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
2,550,000	5.50	01/01/2013	2,761,267

			69,164,712

Ohio - 1.4%
Cleveland Airport Special RB for Continental Airlines Inc. Series 1998 (AMT) (B-/Caa2)
24,965,000	5.38	09/15/2027	19,377,583
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (B-/Caa2)
3,925,000	5.50	12/01/2008	3,881,904
20,550,000	5.70	12/01/2019	17,663,342
Cleveland-Cuyahoga County Health Care Facilities RB Refunding for Benjamin Rose Institute Project Series 1998 (BBB-)(c)
5,600,000	5.50	12/01/2008	5,952,206
Coshocton County Environmental RB Refunding for Smurfit Stone Container Series 2005 (CCC+)
3,000,000	5.13	08/01/2013	2,747,460
Cuyahoga County Port Authority RB for Columbia National Series 2005 D (AMT) (BBB+)
820,000	5.00	05/15/2020	828,159
Moraine Ohio Solid Waste Disposal RB for General Motors Corp. Project Series 1999 (B/B1)
1,500,000	5.65	07/01/2024	1,140,555
Ohio State PCRB Refunding for General Motors Corp. Project Series 2002 (B/B1)
2,000,000	5.63	03/01/2015	1,697,020
Ohio Water Development Authority PCRB for Cleveland Electric Series 1998 A (BBB-/Baa2)(a)
16,255,000	3.75	10/01/2008	16,262,477
Ohio Water Development Authority PCRB RMKT Refunding for Economic Development Series 2005 (BBB+/Baa1)(a)
5,000,000	3.35	06/01/2006	4,984,400

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — (continued)
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
$2,500,000	6.25%	12/01/2036	$2,624,700

			77,159,806

Oklahoma - 1.9%
Comanche County Hospital Authority RB Refunding Series 2005 (Radian) (AA/Aa3)
1,000,000	5.25	07/01/2014	1,072,250
1,320,000	5.25	07/01/2016	1,420,399
990,000	5.25	07/01/2017	1,051,885
3,135,000	5.25	07/01/2018	3,330,969
Langston Economic Development Authority RB Series 2005 (ACA) (A)
1,150,000	4.50	05/01/2020	1,127,403
Norman Oklahoma Regional Hospital Authority RB Series 2005 (BBB-)
3,250,000	5.38	09/01/2036	3,234,465
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)(c)
18,240,000	5.63	08/15/2009	19,653,600
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 B (AMT) (B-/Caa2)(a)
16,100,000	6.00	12/01/2008	15,881,201
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 A (AMT) (B-/Caa2)(a)
2,850,000	5.38	12/01/2006	2,829,451
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 B (AMT) (B-/Caa2)(a)
27,675,000	5.65	12/01/2008	27,052,589
Tulsa Municipal Airport Trust RB VRDN Refunding Series 2000 A RMKT 12/1/04 (AMT) (B-/Caa2)(a)
25,500,000	7.75	12/01/2014	26,894,340

			103,548,552

Oregon - 0.1%
Klamath Falls Electric RB Refunding for Senior Lien Klamath Cogen Series 1999
5,365,000	5.50	01/01/2007	5,292,036
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (B/B2)
195,000	6.35	08/01/2025	196,657
Portland Multifamily RB for Pacific Tower Series 2001 C (AMT)
2,620,000	7.00	12/01/2034	2,635,668

			8,124,361

Pennsylvania - 4.7%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AMT) (AAA/Aaa)
2,000,000	5.75	01/01/2009	2,103,060
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B+/Ba3)
210,000	9.25	11/15/2015	249,524
16,460,000	9.25	11/15/2022	19,480,575

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
$14,540,000	9.25%	11/15/2030	$17,138,880
Allegheny County Hospital Development Authority RB for Ohio Valley General Hospital Project Series 2005 A (Baa2)
2,300,000	5.00	04/01/2025	2,299,839
3,000,000	5.13	04/01/2035	3,011,760
Allegheny County IDA RB Refunding for Environmental Improvement Series 2005 (BB/Ba2)
8,000,000	5.50	11/01/2016	8,161,760
Allegheny County Redevelopment Authority for Pittsburgh Mills Project Series 2004
1,000,000	5.10	07/01/2014	1,032,710
2,000,000	5.60	07/01/2023	2,101,340
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (BB+/Ba1)
7,265,000	6.00	11/15/2016	7,229,692
Bucks County IDA Retirement Community RB for Ann’s Choice, Inc. Facilities Series 2005 A
3,000,000	6.25	01/01/2035	3,082,560
Chester County Health & Education RB for Jenners Pond Inc. Project Series 2002
3,000,000	7.63	07/01/2034	3,304,830
Chester Economic Development Authority RB GTD Series 2004
8,640,000	7.00	03/01/2019	9,471,773
Cumberland County IDA RB for Beverly Enterprises Inc. Series 1998
1,290,000	5.50	10/01/2008	1,290,155
Cumberland County Municipal Authority Retirement Community RB Prerefunded Wesley Series 2002 A(c)
3,610,000	7.25	01/01/2013	4,390,879
Cumberland County Municipal Authority Retirement Community RB Unrefunded Balance Wesley Series 2002 A
1,390,000	7.25	01/01/2035	1,486,424
Delaware County IDA RB Refunding for Residential Recovery Facilities Series 1997 A (BB+/Ba2)
30,645,000	6.10	07/01/2013	32,175,718
Gettysburg Area IDA RB for Beverly Enterprises Project Series 2000
2,000,000	7.50	07/01/2011	2,011,140
Lehigh County General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa1)
11,500,000	5.38	08/15/2033	11,796,700
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)
1,550,000	5.38	11/15/2034	1,624,462
Montgomery County IDA RB for Whitemarsh Continued Care Project Series 2005
1,720,000	5.13	02/01/2012	1,745,404
1,775,000	5.30	02/01/2013	1,807,962
2,000,000	6.13	02/01/2028	2,095,780
New Morgan IDA Solid Waste Disposal RB for New Morgan Landfill Co. Inc. Project Series 1994 (AMT) (BB-/Caa1)
8,115,000	6.50	04/01/2019	8,130,905

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
$9,500,000	6.38%	11/01/2041	$10,159,395
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 A (AMT) (B1)
6,150,000	6.75	12/01/2036	6,571,582
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 B Converted 12/22/04 (AMT) (B1)
36,500,000	6.75	12/01/2036	39,002,075
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2003 A (AMT) (B1)
2,000,000	6.75	12/01/2036	2,137,100
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward Series 2001 A (AMT) (B1)
18,500,000	6.75	12/01/2036	19,781,310
Pennsylvania Economic Development Financing Authority Exempt Facilities RB RMKT for Shippingport Project Series 2002 A (AMT) (BBB-/Baa3)(a)
5,000,000	4.35	06/01/2010	4,933,800
Pennsylvania State Higher Educational Facilities Authority RB for Philadelphia University Series 2004 A (BBB/Baa2)
3,000,000	5.13	06/01/2025	3,059,880
1,950,000	5.25	06/01/2032	1,993,388
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
1,410,000	5.00	05/01/2024	1,491,160
675,000	5.00	05/01/2025	711,740
Philadelphia Gas Works RB Eighteenth Series 2004 (CIFG) (AAA/Aaa)
3,195,000	5.00	08/01/2014	3,418,426
3,350,000	5.00	08/01/2015	3,566,912
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.15	07/01/2014	456,225
4,825,000	6.20	07/01/2017	4,276,204
6,155,000	6.25	07/01/2020	5,392,519
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)
2,275,000	5.38	11/15/2034	2,379,286

			256,554,834

Puerto Rico - 0.6%
Childrens Trust Fund RB for Tobacco Settlement Series 2000 II-R-39 (RITES) (Aa3)(b)(c)
3,115,000	8.32	07/01/2010	3,439,957
Puerto Rico Commonwealth GO Bonds Series 2003 PA 1138R (MBIA) (RITES) (AAA)(a)(b)
7,500,000	6.25	07/01/2008	8,026,050

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Commonwealth Infrastructure Financing Authority RB Series 2005 B (BBB+/Baa2)
$13,000,000	5.00%	07/01/2041	$13,125,840
Puerto Rico Industrial Medical & Environmental PCRB Financing Authority Special Facilities for American Airlines Series 1985 A (CCC/Caa2)
5,400,000	6.45	12/01/2025	4,074,462
Puerto Rico Public Finance Corp. RB for Residential Certificates Series 2001 520 (MBIA) (Aaa)(b)
3,225,000	9.99	08/01/2016	4,179,535

			32,845,844

Rhode Island - 0.7%
Providence Redevelopment Agency RB Refunding for Public Safety Building Project Series 2005 A (AMBAC) (AAA/Aaa)
3,605,000	5.00	04/01/2026	3,760,916
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
2,840,000	6.00	09/15/2033	2,909,353
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed Bonds Series 2002 A (BBB/Baa3)
4,955,000	6.00	06/01/2023	5,186,993
7,500,000	6.13	06/01/2032	7,839,450
20,340,000	6.25	06/01/2042	21,229,062

			40,925,774

South Carolina - 1.9%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-)(f)
15,000,000	0.00	01/01/2033	1,264,650
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
4,300,000	6.13	10/01/2017	4,511,861
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 A
968,000	6.88	11/01/2035	997,185
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 B
1,296,000	6.13	11/01/2014	1,314,079
Medical University Hospital Authority RB Series 2002 A (AAA)(c)
3,000,000	6.50	08/15/2012	3,474,090
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A(c)
8,750,000	7.13	12/15/2010	10,236,538
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (BBB+/Baa1)
10,000,000	6.25	08/01/2031	10,818,700
Tobacco Settlement Management Authority RB Series 2001 B (BBB/Baa3)
19,510,000	6.00	05/15/2022	20,524,715
35,695,000	6.38	05/15/2028	38,176,160

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
South Carolina — (continued)
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B/B2)
$11,430,000	5.70%	01/01/2024	$11,150,079

			102,468,057

Tennessee - 0.9%
Chattanooga Health, Educational & Housing Facilities Board RB for CDFI Phase I LLC Project Series 2005 A
5,000,000	5.00	10/01/2025	4,907,250
9,750,000	5.13	10/01/2035	9,632,415
Elizabethton Health and Educational Facilities Board RB Series 2001 PA 813 (RITES)(b)
6,000,000	11.86	07/01/2033	8,141,640
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A
10,225,000	5.50	07/01/2036	10,610,278
Johnson City Health and Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
1,000,000	6.25	02/15/2032	1,009,610
Shelby County Health Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Prerefunded Series 2002 (A3)(c)
935,000	6.00	09/01/2012	1,059,505
Shelby County Health Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Refunded Balance Series 2002 (A3)(c)
1,565,000	6.00	09/01/2012	1,773,395
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(a)(b)
9,190,000	8.68	10/01/2008	10,322,943
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(b)
1,310,000	8.68	09/01/2008	1,466,781

			48,923,817

Texas - 7.5%
Alliance Airport Authority Inc. Special Facilities RB for American Airlines Inc. Project Series 1991 (AMT) (CCC/Caa2)
13,990,000	7.00	12/01/2011	13,064,561
59,395,000	7.50	12/01/2029	51,013,771
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB-)
1,200,000	6.13	07/01/2022	1,270,536
1,000,000	6.30	07/01/2032	1,059,330
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 A (AMT) (BBB-/Baa2)
14,375,000	7.70	04/01/2033	16,779,219
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB-/Baa2)
6,800,000	7.70	03/01/2032	7,964,228

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB-/Baa2)(a)
$21,940,000	5.75%	11/01/2011	$23,198,917
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 C (AMT) (BBB-)
1,435,000	6.75	10/01/2038	1,577,180
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 D (BBB-)(a)
3,025,000	5.40	10/01/2014	3,175,282
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba1)
6,250,000	5.38	04/01/2019	6,373,562
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 B (BBB-)
10,000,000	7.75	12/01/2018	10,956,700
Dallas County Flood Control District GO Bonds Series 2002(d)
6,000,000	7.25	04/01/2032	6,379,860
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1992 (AMT) (CCC/Caa2)
6,000,000	7.25	11/01/2030	5,057,760
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (CCC/Caa2)
40,595,000	6.00	11/01/2014	34,785,044
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (AMT) (CCC/Caa2)
49,795,000	6.38	05/01/2035	37,250,644
Dallas Fort Worth International Airport Facility Improvement Corp. RB Refunding for American Airlines Inc. Series 2000 C (AMT) (CCC/Caa2)(a)
15,860,000	6.15	11/01/2007	15,308,706
Dallas Fort Worth International Airport RB Series 2003 A (AMBAC) (AMT) (AAA/Aaa)
1,725,000	5.00	11/01/2032	1,748,080
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-1 (AMT) (CCC/Caa2)(a)
5,620,000	8.50	05/01/2008	5,630,060
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-2 (AMT) (CCC/Caa2)(a)
5,020,000	9.00	05/01/2015	5,062,570
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-3 (AMT) (CCC/Caa2)
20,000,000	9.13	05/01/2029	20,216,600
Georgetown Health Facilities Development Corp. RB for Georgetown Hospital Healthcare System Series 1999 (BB)
3,000,000	6.25	08/15/2029	3,071,490

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
$1,500,000	6.65%	04/01/2032	$1,629,105
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare System Series 2004 A (A/A2)
2,595,000	5.00	12/01/2020	2,688,498
435,000	5.00	12/01/2021	448,755
1,000,000	5.13	12/01/2022	1,035,470
1,000,000	5.13	12/01/2023	1,032,540
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/Caa2)
1,000,000	5.70	07/15/2029	826,830
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/Caa2)
3,400,000	6.75	07/01/2021	3,359,166
26,660,000	6.75	07/01/2029	26,346,745
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A
1,500,000	7.13	02/15/2034	1,631,880
Houston Texas GO Bonds Rols RR II Series 2003 R 242 (MBIA) (AAA)(b)
6,455,000	10.44	03/01/2010	7,904,277
Matagorda County Navigation District No. 1 RB for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba1)
11,000,000	5.95	05/01/2030	11,292,380
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities (BBB-)
2,025,000	5.50	02/15/2025	2,083,057
3,250,000	5.63	02/15/2035	3,313,017
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
4,200,000	7.20	01/01/2021	4,305,756
5,000,000	7.25	01/01/2031	5,111,050
Port Corpus Christi Authority RB for Celanese Project Series 2002 B (AMT) (B/B2)
8,500,000	6.70	11/01/2030	9,011,190
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Convertible 3/17/98 Series 1997 B (BBB-/Baa3)
2,500,000	5.40	04/01/2018	2,611,675
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Convertible 3/17/98 Series 1997 C (BBB-/Baa3)
1,000,000	5.40	04/01/2018	1,044,670
Red River Authority PCRB for Celanese Project Series 2002 B (AMT) (B/B2)
4,500,000	6.70	11/01/2030	4,770,630
Red River Authority PCRB for Hoechst Celanese Corp. Project Series 1994 (B/B2)
3,000,000	5.20	05/01/2007	2,999,520

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Sabine River Authority PCRB for TXU Energy Co. LLC Project Series 2003 B (BBB-/Baa2)
$3,000,000	6.15%	08/01/2022	$3,305,790
Sabine River Authority PCRB VRDN for TXU Electric Co. Project Series 2001 A (BBB-/Baa2)(a)
16,000,000	5.50	11/01/2011	16,843,680
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
2,000,000	6.75	05/15/2021	2,158,300
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
8,650,000	5.00	07/01/2020	8,679,583
9,250,000	5.00	07/01/2023	9,240,195
Travis County Health Facilities Development Corp. Retirement Facilities RB for Querencia Barton Creek Project Series 2005
1,600,000	5.65	11/15/2035	1,550,960
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.00	06/01/2017	4,731,657

			410,900,476

U. S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
2,225,000	5.00	10/01/2010	2,323,456
1,045,000	5.00	10/01/2012	1,101,775
1,000,000	5.00	10/01/2014	1,068,010
1,250,000	5.25	10/01/2016	1,332,250
1,000,000	5.25	10/01/2018	1,060,610
1,000,000	5.25	10/01/2019	1,061,350
1,720,000	5.25	10/01/2020	1,819,158
1,000,000	5.25	10/01/2021	1,053,980
500,000	5.25	10/01/2022	525,525
500,000	5.25	10/01/2023	524,060

			11,870,174

Utah - 0.1%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
6,350,000	5.70	11/01/2026	6,649,847

Virginia - 0.7%
Bedford County IDA RB for Nekoosa Packaging Corp. Project Series 1998 (AMT) (B2)
320,000	5.60	12/01/2025	308,400
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.75	03/01/2034	5,291,000
Chesapeake IDA PCRB for Virginia Electric & Power Project Series 1985 (BBB/A3)
3,250,000	5.25	02/01/2008	3,297,125
Goochland County IDA RB for Nekoosa Packaging Corp. Series 1998 (AMT) (B2)
560,000	5.65	12/01/2025	542,948

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — (continued)
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/Caa1)
$3,750,000	5.88%	03/01/2017	$3,685,012
Hopewell IDA Environmental Improvement RB Refunding for Smurfit-Stone Container Series 2005 (CCC+)
1,585,000	5.25	06/01/2015	1,428,465
James City County Economic Development Authority Residential Care Facilities RB for Williamsburg Landing Series 2005 A
750,000	5.35	09/01/2026	748,650
750,000	5.50	09/01/2034	748,088
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A(c)
1,000,000	6.10	06/01/2012	1,141,560
Loudoun County IDA Residential Care Facility RB for Falcons Landing Series 2004 A
2,750,000	6.00	08/01/2024	2,846,773
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.00	01/01/2025	511,825
1,100,000	6.13	01/01/2035	1,124,706
Pocahontas Parkway Association Toll Road RB Senior Series 1998 A (BB-/Ba3)
10,505,000	5.50	08/15/2028	10,753,443
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005
1,000,000	5.00	11/01/2022	1,002,020
1,000,000	5.25	11/01/2026	1,010,360
1,000,000	5.38	11/01/2032	1,006,850
Winchester IDA Residential Care Facilities RB for Westminster Canterbury Series 2005 A
1,000,000	5.20	01/01/2027	1,004,610
1,000,000	5.30	01/01/2035	1,003,870

			37,455,705

Washington - 0.4%
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2005 (Baa3)
600,000	5.50	12/01/2015	637,836
1,175,000	5.38	12/01/2022	1,215,103
1,500,000	5.50	12/01/2030	1,550,280
Tobacco Settlement Authority RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
9,740,000	6.50	06/01/2026	10,626,632
Washington Health Care Facilities Authority RB for Overlake Hospital Medical Center Series 2005 A (Assured Guaranty) (AAA/Aa1)
3,035,000	5.00	07/01/2015	3,263,566
3,410,000	5.00	07/01/2016	3,625,614

			20,919,031

West Virginia - 0.6%
Monongalia County Building Community Hospital RB for Monongalia General Hospital Series 2005 A (A-)
10,000,000	5.25	07/01/2020	10,398,600
10,000,000	5.25	07/01/2025	10,238,200

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
West Virginia — (continued)
$10,000,000	5.25%	07/01/2035	$10,080,800

			30,717,600

Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
2,165,000	6.13	06/01/2027	2,289,228
16,250,000	6.38	06/01/2032	17,355,000
Wisconsin Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.63	02/15/2020	1,530,540
Wisconsin Health & Educational Facilities Authority RB for Beaver Dam Community Hospitals Inc. Series 2004 A
2,500,000	6.75	08/15/2034	2,683,100
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
3,000,000	5.75	05/01/2029	3,121,470
2,750,000	6.10	05/01/2034	2,942,500
Wisconsin Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-)
3,000,000	5.10	03/01/2025	2,963,850
2,800,000	5.25	03/01/2035	2,754,752

			35,640,440

Wyoming - 0.3%
Converse County RB for Memorial Hospital Project Series 2000(c)
3,605,000	9.00	12/01/2010	4,479,789
Sweetwater County Solid Waste Disposal RB Refunding for FMC Corp. Project Series 2005 (AMT) (BBB-/Baa3)
11,750,000	5.60	12/01/2035	11,896,993

			16,376,782

TOTAL MUNICIPAL DEBT
OBLIGATIONS			$5,257,933,563

Other Municipals - 2.6%
Charter Mac Equity Issuer Trust Series 2004 A-4-1 (A3)(a)(d)
$9,000,000	5.75%	04/30/2015	$9,542,430
GMAC Municipal Mortgage Trust (A3)(a)(d)
7,500,000	4.80	04/30/2015	7,449,750
GMAC Municipal Mortgage Trust (Baa1)(a)(d)
5,000,000	5.50	04/30/2025	4,999,550
GMAC Municipal Mortgage Trust (Baa2)(a)(d)
9,500,000	5.70	04/30/2025	9,532,870
GMAC Municipal Mortgage Trust Series A (A3)(a)(d)
6,475,000	4.15	10/31/2009	6,423,718
GMAC Municipal Mortgage Trust Series A-1 (A3)(a)(d)
9,625,000	4.90	10/31/2014	9,685,541
GMAC Municipal Mortgage Trust Series A-2 (A3)(a)(d)
16,650,000	5.30	10/31/2019	16,941,708
GMAC Municipal Mortgage Trust Series B (Baa1)(a)(d)
17,150,000	5.60	10/31/2019	17,612,364

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (A3)(a)(d)
$6,000,000	4.90%	09/30/2014	$5,945,400
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-3 (A3)(a)(d)
4,000,000	4.95	09/30/2012	4,026,800
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-4(a)(d)
8,000,000	5.13	09/30/2015	8,087,520
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B (Baa1)(a)
4,000,000	7.75	11/01/2010	4,502,160
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B-2 (Baa1)(a)(d)
4,000,000	5.20	09/30/2014	4,046,960
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B-3(a)(d)
6,000,000	5.30	09/30/2015	6,053,760
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa2)(a)(d)
5,000,000	4.70	09/30/2009	4,988,100
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-1 (Baa2)(a)(d)
3,000,000	5.40	09/30/2014	3,024,540
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-2 (Baa2)(a)(d)
3,000,000	5.80	09/30/2019	3,002,550
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-3(a)(d)
3,000,000	5.50	09/30/2015	3,031,110
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series D(a)(d)
6,000,000	5.90	09/30/2020	6,052,080
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
8,750,000	4.05	05/04/2010	8,728,475

TOTAL OTHER MUNICIPALS			$143,677,386

TOTAL INVESTMENTS — 98.9%			$5,401,610,949

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b) Inverse variable rate security. Coupon rate disclosed is that which is in effect at January 31, 2006.

(c) Prerefunded security. Maturity date disclosed is prerefunding date.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 140,632,411, which represents approximately 2.6% of net assets as of January 31, 2006.

(e) Security is currently in default.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

Security ratings disclosed, if any, are issued by Standard & Poor’s / Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
ACA— Insured by American Capital Access
AMBAC— Insured by American Municipal Bond Assurance Corp.
AMT— Alternative Minimum Tax
BANS— Bond Anticipation Notes
COPS— Certificates of Participation
CRA— Community Reinvestment Act
FGIC— Insured by Financial Guaranty Insurance Co.
FHLMC— Insured by Federal Home Loan Mortgage Corp.
FNMA— Insured by Federal National Mortgage Association
FSA— Insured by Financial Security Assurance Co.
GNMA— Insured by Government National Mortgage Association
GO— General Obligation
GTD— Guaranteed
IDA— Industrial Development Authority
MBIA— Insured by Municipal Bond Investors Assurance
MF Hsg.— Multi-Family Housing
PCRB— Pollution Control Revenue Bond
Radian— Insured by Radian Asset Assurance
RB— Revenue Bond
RMKT— Remarketed
RITES— Residual Interest Tax Exempt Securities
VRDN— Variable Rate Demand Notes
XLCA— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Interest rate swaps, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of their custodian, with a mark-to-market value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

          Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.
          The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swaps contract. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

At January 31, 2006, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type(a)	Counterparty	(000s)	Date	the Fund	the Fund	Loss

Interest Rate	JP Morgan	$167,000	03/02/2014	BMA Municipal Swap Index	3.80%	$(878,126)

Interest Rate	Salomon Smith Barney	168,000	03/03/2014	BMA Municipal Swap Index	3.85%	(1,310,400)

Interest Rate	Merrill Lynch	139,000	02/22/2016	BMA Municipal Swap Index	3.90%	(1,123,260)

TOTAL						$(3,311,786)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows are March 2, 2006, March 3, 2006 and February 22, 2006, respectively.

Inverse Floaters — The Fund may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

TAX INFORMATION— At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,173,340,477

Gross unrealized gain	713,287,829
Gross unrealized loss	(485,017,357)

Net unrealized security gain	$228,270,472

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date March 30, 2006

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date March 30, 2006

* Print the name and title of each signing officer under his or her signature.